As filed with the Securities and Exchange Commission on May 17, 2006

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 48	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 50	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copies to:

Michael L. Sapir	John Loder, Esq.	Bruce Treff, Esq.
Chairman	Ropes & Gray LLP	BISYS Fund Services
ProFund Advisors LLC	One International Place	100 Summer St., Suite 1500
7501 Wisconsin Avenue, Suite 1000	Boston, MA 02110-2624	Boston, MA 02110
Bethesda, Maryland 20814

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to the EqualOTC ProFund, Broad Market ProFund, Dividend Equities ProFund, UltraLatin America ProFund, Short EqualOTC ProFund, Short Broad Market ProFund, Short Dividend Equities ProFund, Short Europe 30 ProFund, Short Asia ProFund, UltraShort Latin America ProFund, Transportation UltraSector ProFund, Short Basic Materials ProFund, Short Biotechnology ProFund, Short Consumer Goods ProFund, Short Consumer Services ProFund, Short Financials ProFund, Short Health Care ProFund, Short Industrials ProFund, Short Oil Equipment Services & Distribution ProFund, Short Technology ProFund, Short Telecommunications ProFund, Short Transportation ProFund and U.S. Government 10 ProFund. No information relating to any other series or class of series of ProFunds is amended or superseded hereby.

ProFunds®

Not just funds, ProFundsSM

Classic ProFunds

Broad Market

Dividend Equities

Equal-OTC

Ultra ProFunds

UltraLatin America

Inverse ProFunds

Short Broad Market

Short Dividend Equities

Short EqualOTC

Short Asia

Short Europe 30

UltraShort Latin America

UltraSector ProFunds

Transportation UltraSector

Inverse Sector ProFunds

Short Basic Materials

Short Biotechnology

Short Consumer Goods

Short Consumer Services

Short Financials

Short Health Care

Short Industrials

Short Oil Equipment, Services & Distribution

Short Technology

Short Telecommunications

Short Transportation

Bond Benchmarked ProFunds

U.S. Government 10

Prospectus

Investor and Service Class Shares

[                        ], 2006

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROFUNDS OVERVIEW

The ProFunds described in this Prospectus (each a “ProFund” and, collectively, the “ProFunds”) seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds

Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index

Broad Market	NYSE Composite Index®	Match (100%)	All companies that trade on the NYSE.

Dividend Equities	Dow Jones Select Dividend Index	Match (100%)	Widely traded companies that have high dividend yields, relative to other publicly traded companies.

EqualOTC	NASDAQ-100 Equal- Weighted IndexSM	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Ultra ProFunds

Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
UltraLatin America	Bank of New York Latin America 35 ADR	Double (200%)	Companies who have their primary equity listing on a stock exchange of a Latin America country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.

Inverse ProFunds

Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index

Short Broad Market	NYSE Composite Index®	100% of the Inverse	All companies that trade on the NYSE.

Short Dividend Equities	Dow Jones U.S. Select Dividend Index	100% of the Inverse	Widely traded companies that have high dividend yields, relative to other publicly traded companies.

Short EqualOTC	NASDAQ-100 Equal-Weighted IndexSM	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Short Asia	ProFunds Asia 30	100% of the Inverse	Companies whose principal offices are located in countries of the Asia/Pacific region, excluding Japan, whose securities are traded in the U.S.

Short Europe 30	ProFunds Europe 30	100% of the Inverse	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

UltraShort Latin America	Bank of New York Latin America 35 ADR	200% of the Inverse	Companies who have their primary equity listing on a stock exchange of a Latin America country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.

UltraSector ProFunds

UltraSector ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily price performance of an index.

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. The ProFunds utilize the performance of an index, security or a multiple or inverse multiple thereof as their benchmark. For example, Broad Market ProFund has a daily benchmark to correspond to the daily price performance of the NYSE Composite Index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Transportation UltraSector	Dow Jones Transportation Average	150%	Equity securities of established U.S. companies that are leaders in the transportation industry.

Inverse Sector ProFunds

Inverse Sector ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the inverse (opposite) of the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Short Basic Materials	Dow Jones U.S. Basic Materials Sector	100% of the Inverse	Securities within the basic materials industry of the U.S. equity market

Short Biotechnology	Dow Jones U.S. Biotechnology Index	100% of the Inverse	Securities representing the biotechnology subsector of the U.S. equity market

Short Consumer Goods	Dow Jones U.S. Consumer Goods	100% of the Inverse	Securities within the consumer goods industry in the U.S. equity market

Short Consumer Services	Dow Jones U.S. Consumer Services	100% of the Inverse	Securities within the consumer services industry in the U.S. equity market

Short Financials	Dow Jones U.S. Financials Index	100% of the Inverse	Securities within the financial services industry in the U.S. equity market

Short Health Care	Dow Jones U.S. Health Care Index	100% of the Inverse	Securities within the health care industry of the U.S. equity market

Short Industrials	Dow Jones U.S. Industrials Index	100% of the Inverse	Securities within the industrial industry of the U.S. equity market

Short Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	100% of the Inverse	Securities representing the oil, equipment, services and distribution sector of the U.S. equity market

Short Technology	Dow Jones U.S. Technology Sector	100% of the Inverse	Securities within the technology industry of the U.S. equity market

Short Telecommunications	Dow Jones U.S. Telecommunications Sector	100% of the Inverse	Securities within the telecommunications industry of the U.S. equity market

Short Transportation	Dow Jones Transportation Average	100% of the Inverse	Equity securities of established U.S. companies that are leaders in the transportation industry.

Bond Benchmarked ProFunds

Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price performance of the most recently issued 10-year U.S. Treasury Note.

ProFund	Index	Daily Benchmark	Types of Companies in Index
U.S. Government 10	Most recently issued 10-year U.S. Treasury Note	125%	U.S. Treasury securities

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

ProFunds Strategies and Risks

“In seeking to achieve each ProFund’s investment objective, ProFund Advisors takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark.”

ProFunds Strategies and Risks

Discussion of Principal Strategies

The following discussion of investment strategies covers all ProFunds.

ProFunds are designed to correspond to a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security.

In seeking to achieve each ProFund’s investment objective, ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”):

•	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that the ProFund should hold to simulate the performance of its benchmark;

•	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the daily movement of the ProFund’s benchmark;

•	may not have investment exposure to all securities or components in the index underlying the ProFund’s benchmark, or the ProFund’s weighting of investment in such securities or industries may be different from that of the index;

•	may utilize a variety of securities and financial instruments in pursuing the ProFund’s investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate, index or currency such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions;

•	seeks to remain fully invested at all times in securities or financial instruments that provide exposure to the ProFund’s benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and

•	may invest in securities or instruments, including money market instruments and other income producing instruments that are not included in the index underlying the ProFund’s benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund’s investment objective.

Each ProFund may substitute a different index or security for the index or security underlying its benchmark. Each ProFund does not seek to provide correlation with its benchmark over a period of time greater than one day. ProFund Advisors does not invest the assets of the ProFunds in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds. The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, each ProFund seeks its investment objective by committing at least 80% of its assets to investments that have economic characteristics similar to the type of investment suggested by its name and that, in combination, should have similar daily return characteristics as its benchmark. The investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Discussion of Principal Risks

Like all investments, investing in the ProFunds entails risks. Many factors affect the value of an investment in the ProFunds. The factors most likely to have a significant impact on each ProFund’s portfolio are called “principal risks.” The principal risks for each ProFund are identified in each ProFund’s description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds, their investment strategies and related risks.

The following risks apply to the ProFunds, as noted:

Active Investor Risk (All ProFunds). ProFund Advisors expects a significant portion of the assets invested in the ProFunds to come from professional money managers and investors who use ProFunds as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions which could increase portfolio turnover. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds). The ProFunds use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. The ProFunds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a ProFund’s benchmark, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. These and other risks associated with such techniques are described elsewhere in this section, such as under liquidity risk, interest rate risk, credit risk and counterparty risk.

Concentration Risk (UltraLatin America ProFund, Short Asia ProFund, Short Europe 30 ProFund, UltraShort Latin America ProFund, all UltraSector ProFunds and all Inverse Sector ProFunds). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. In addition, particularly with respect to certain ProFunds, a fund may have significant exposure to an individual company that constitutes a significant portion of that fund’s benchmark index. As a result, such a fund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each of the Classic ProFunds, Inverse ProFunds and Bond Benchmarked ProFunds is likely to concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance.

Correlation Risk (All ProFunds). A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each Ultra, Inverse, UltraSector, Inverse Sector and Bond Benchmarked ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective. Therefore, mathematical compounding may prevent these ProFunds from correlating with the monthly, quarterly, annual or other period performance of the index underlying their benchmarks or the inverse thereof, as appropriate.

Counterparty Risk (All ProFunds). Each ProFund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality.

Credit Risk (All ProFunds). Credit risk is the risk that an issuer or guarantor of a security or a counterparty to a financial instrument may default on its payment obligations or experience a decline in credit quality. Changes in a debt issuer’s credit rating may affect a debt instrument’s value and, thus, impact Fund performance. ProFunds will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties to transactions in financial instruments. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

Debt Instrument Risk (U.S. Government 10 ProFund). Each ProFund may invest in debt instruments, and U.S. Government 10 ProFund invests principally in, or seeks exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk. U.S. Government 10 ProFund is positively correlated to bond prices.

Early Close/Trading Halt Risk (All ProFunds). An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Equity Risk (All Classic, Ultra, Inverse, UltraSector and Inverse Sector ProFunds). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than funds that are positively correlated to the equity markets.

Foreign Currency Risk (UltraLatin America, Short Asia, Short Europe 30, UltraShort Latin America ProFunds). Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Foreign Investment Risk (UltraLatin America, Short Asia, Short Europe 30, UltraShort Latin America ProFunds). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies, as described under Foreign Currency Risk above.

Geographic Concentration Risk (UltraLatin America, Short Asia, Short Europe 30, UltraShort Latin America ProFunds). Certain ProFunds focus their investments in particular countries or geographic regions and may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified Fund.

Interest Rate Risk (U.S. Government 10 ProFund). Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds, Inverse Sector ProFunds). ProFunds benchmarked to the inverse or an inverse multiple of an index should lose value as the index or security underlying such ProFund’s benchmark is increasing (gaining value) — a result that is the opposite from traditional mutual funds.

Leverage Risk (UltraLatin America ProFund, UltraShort Latin America ProFund, Transportation UltraSector ProFund, U.S. Government 10 ProFund). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ProFunds employ leverage, all of the ProFunds may use leveraged investment techniques for investment purposes. The ProFunds that employ leverage will normally lose more money in adverse market environments than funds that do not employ leverage. A falling market is considered an adverse market environment for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and U.S. Government 10 ProFund. A rising market is considered an adverse market environment for the Inverse ProFunds and Inverse Sector ProFunds. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which causes a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which causes a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage.

Liquidity Risk (All ProFunds). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund may also be illiquid. This may prevent the ProFunds from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security. In addition, a ProFund may not be able to pay redemption proceeds within the time periods described in this Prospectus as a result of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk (All ProFunds). The ProFunds are subject to market risks that will affect the value of their shares, including, adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. The ProFunds, other than the Inverse ProFunds and Inverse Sector ProFunds, should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds). Inverse ProFunds and Inverse Sector ProFunds should lose value on days when the index or securities underlying their benchmark increases (adverse market conditions for these ProFunds). The ProFunds seek to remain fully invested regardless of market conditions.

Non-Diversification Risk (All ProFunds). The ProFunds have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This may make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

Portfolio Turnover Risk (All ProFunds). Each Fund’s strategy may involve high portfolio turnover to rebalance the Fund’s investment exposure. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Repurchase Agreement Risk (All ProFunds). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse ProFunds, Inverse Sector ProFunds). Selling short is a technique that may be employed by a ProFund to achieve investment exposure consistent with its investment objective. Short selling is accomplished by borrowing a security and then selling it. If a ProFund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund will incur a negative return (loss) on the transaction. The ProFunds’ use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a ProFund to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower a ProFund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a ProFund to be exposed to short sale risk. Selling short may be considered an aggressive investment technique.

Technology Investment Risk (EqualOTC, Short EqualOTC and Technology ProFunds). Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Volatility Risk (UltraLatin America ProFund, UltraShort Latin America ProFund, Transportation UltraSector ProFund, U.S. Government 10 ProFund) The ProFunds most subject to volatility risk seek to provide a daily investment result that corresponds to a multiple or the inverse multiple of the performance of an index or security. Therefore, they experience greater volatility than the indexes or securities underlying their benchmarks and thus have the potential for greater losses.

ProFunds Strategies and Risks

Important Concepts and Definitions

This section describes important concepts and definitions that may be unfamiliar to an investor.

•	Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, Euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government Securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One NYS is always equal to one ordinary share. NYS programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. NYSs are used primarily by Dutch companies.

•	Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•	Financial Instruments The ProFunds may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions. The ProFunds may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

•	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	Leveraged Investment Techniques Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government Securities, securities issued by governments of other developed countries and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.

•	Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the ProFunds as a short-term investment vehicle for cash positions.

•	Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund’s investment objective, a ProFund may hold a representative sample of the components in the index underlying a ProFund’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.

•	Selling Short entails selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.

•	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

•	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Index Information

A description of the indices currently underlying each ProFund’s benchmark are set forth below.

The NYSE Composite Index is designed to measure the performance of all common stocks listed on the NYSE including ADR’s, REITs and tracking stocks. The Index consists of over 2000 US and non-US stocks. The index is weighted using free-float market capitalization. As of March 31, 2006, the Index included companies with capitalizations between $[ ] billion and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones Select Dividend Index is designed to reflect the performance of the 100 leading U.S. dividend-yielding stocks. To be eligible for selection to the indexes, stocks must pass screens for dividend quality, and for liquidity in most markets. Stocks are then selected to the indexes based on dividend yield. Index constituents are dividend weighted rather than market-capitalization weighted. The weights of individual securities are capped to prevent one or several components from dominating the indexes. The composition of each index is reviewed on an annual basis. During the review process, preference is given to current components in order to limit turnover. As of March 31, 2006, the Index included companies with capitalizations between $0.8 billion and $238.9 billion. The average capitalization of the companies comprising the Index was approximately $25.9 billion.

The NASDAQ-100 Equal Weighted Index is the equal weighted version of the NASDAQ-100 Index which includes 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index, but each of the securities is initially set at a weight of 1.00% of the Index which is rebalanced quarterly. As of March 31, 2006, the Index included companies with capitalizations between $3.7 billion and $281.2 billion. The average capitalization of the companies comprising the Index was approximately $21.2 billion.

The Bank of New York Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York. The Index currently consists of the following emerging market countries: [ ]. As of March 31, 2006, the Index included companies with capitalizations between $[ ] billion and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The ProFunds Asia 30 Index created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U. S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U. S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2006, the ProFunds Asia 30 Index included companies with capitalizations between $88.4 million and $186.9 billion.The average capitalization of the companies comprising the Index was approximately $24.8 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The ProFunds Europe 30, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2006, the ProFunds Europe 30 Index included companies with capitalizations between $361.8 million and $233.7 billion. The average capitalization of the companies comprising the Index was approximately $69.4 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of March 31, 2006, the Dow Jones U.S. Basic Materials Index included companies with capitalizations between $110.9 million and $39.2 billion. The average capitalization of the companies comprising the Index was approximately $5.5 billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools. As of March 31, 2006, the Dow Jones U.S. Biotechnology Index included companies with capitalizations between $137.2 million and $89.8 billion. The average capitalization of the companies comprising the Index was approximately $6.1 billion.

The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of March 31, 2006, the Dow Jones U.S. Consumer Goods Index included companies with capitalizations between $335.6 million and $189.5 billion. The average capitalization of the companies comprising the Index was approximately $8.0 billion.

The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of March 31, 2006, the Dow Jones U.S. Consumer Services Index included companies with capitalizations between $329.1 million and $122.0 billion. The average capitalization of the companies comprising the Index was approximately $7.1 billion.

The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of March 31, 2006, the Dow Jones U.S. Financials Index included companies with capitalizations between $295.7 million and $238.9 billion. The average capitalization of the companies comprising the Index was approximately $10.0 billion.

The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2006, the Dow Jones U.S. Health Care Index included companies with capitalizations between $137.2 million and $185.3 billion. The average capitalization of the companies comprising the Index was approximately $10.3 billion.

The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2006, the Dow Jones U.S. Industrials Index included companies with capitalizations between $234.4 million and $368.9 billion. The average capitalization of the companies comprising the Index was approximately $7.2 billion.

The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of the oil drilling equipment and services sector of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2006, the Dow Jones U.S. Oil Equipment, Services & Distribution Index included companies with capitalizations between $682.8 million and $74.6 billion. The average capitalization of the companies comprising the Index was approximately $7.8 billion.

The Dow Jones U.S. Technology Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2006, the Dow Jones U.S.Technology Index included companies with capitalizations between $116.1 million and $250.1 billion. The average capitalization of the companies comprising the Index was approximately $8.5 billion.

The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2006, the Dow Jones U.S. Telecommunications Index included companies with capitalizations between $185.0 million and $106.2 billion. The average capitalization of the companies comprising the Index was approximately $22.2 billion.

The Dow Jones Transportation Average (“DJTA”) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 20 leading U.S. transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industry, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sector covered by the average. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed. As of March 31, 2006, the Index included companies with capitalizations between $1.4 billion and $50.1 billion. The average capitalization of the companies comprising the Index was approximately $11.6 billion.

“Dow Jones,” “Dow Jones Industrial AverageTM,” “DJIA” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”). “BNY”, “The Bank of New York Latin America 35 ADR

Index”, and “The Bank of New York ADR Index” are service marks of The Bank of New York and have been licensed for use for certain purposes by ProFunds. The ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

Dow Jones does not:

•	Sponsor, endorse, sell or promote the ProFunds.

•	Recommend that any person invest in the ProFunds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds.

•	Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

Classic ProFunds

Classic ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	want to achieve investment results that correspond to the daily performance of a particular index.

ProFund	Index	Daily Benchmark
Broad Market	New York Stock Exchange Composite	Match (100%)

Dividend Equities	Dow Jones Select Dividend	Match (100%)

EqualOTC	NASDAQ 100 Equal Weighted	Match (100%)

Broad Market ProFund

Investment Objective

Broad Market ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NYSE Composite Index.

Principal Investment Strategy

Broad Market ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NYSE Composite Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. Broad Market ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Broad Market ProFund are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk and repurchase agreement risk.

For more information on Broad Market ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Broad Market ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Broad Market ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Broad Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Dividend Equities ProFund

Investment Objective

Dividend Equities ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Select Dividend Index.

Principal Investment Strategy

Dividend Equities ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Dow Jones Select Dividend Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. Dividend Equities ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Dividend Equities ProFund are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk and repurchase agreement risk.

For more information on Dividend Equities ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Dividend Equities ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Dividend Equities ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Dividend Equities ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Equal OTC ProFund

Investment Objective

EqualOTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ 100 Equal Weighted Index.

Principal Investment Strategy

EqualOTC ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ 100 Equal Weighted Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. EqualOTC ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in EqualOTC ProFund are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and technology investment risk.

For more information on EqualOTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

EqualOTC ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of EqualOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in EqualOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Ultra ProFunds

Ultra ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	believe that the value of a particular index will increase, and that by investing with the objective of doubling the index’s daily return they will achieve superior results.

•	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

ProFund	Index	Daily Benchmark
UltraLatin America	Bank of New York Latin America 35 ADR	Double (200%)

UltraLatin America ProFund

Investment Objective

UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Latin America 35 ADR Index.

If UltraLatin America ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Bank of New York Latin America 35 ADR Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraLatin America ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Bank of New York Latin America 35 ADR Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. UltraLatin America ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraLatin America ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, the UltraLatin America ProFund is subject to additional risks specific to its investment in securities of companies in Latin America. Most Latin American countries have experienced severe and persistent levels of inflation (and, in some cases, hyperinflation), which has led to high interest rates, extreme governmental measures to keep inflation in check, and a generally negative effect on economic growth. While inflation has lessened in many countries, there can be no assurance that it will remain at low levels. In addition, certain Latin American countries have experienced political instability, characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. The UltraLatin America ProFund normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

For more information on UltraLatin America ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

UltraLatin America ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraLatin America ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraLatin America ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Inverse ProFunds

Inverse ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

•	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

ProFund	Index	Daily Benchmark
Short Broad Market	New York Stock Exchange Composite	100% of the Inverse
Short Dividend Equities	Dow Jones Select Dividend	100% of the Inverse
Short EqualOTC	NASDAQ 100 Equal Weighted	100% of the Inverse
Short Asia	ProFunds Asia 30	100% of the Inverse
Short Europe 30	ProFunds Europe 30	100% of the Inverse
UltraShort Latin America	Bank of New York Latin America 35 ADR	200% of the Inverse

Short Broad Market ProFund

Investment Objective

Short Broad Market ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NYSE Composite Index.

If Short Broad Market ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NYSE Composite Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Broad Market ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NYSE Composite Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Broad Market ProFund are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

For more information on Short Broad Market ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Broad Market ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Broad Market ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Broad Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Dividend Equities ProFund

Investment Objective

Short Dividend Equities ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Select Dividend Index.

If Short Dividend Equities ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones Select Dividend Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Dividend Equities ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the Dow Jones Select Dividend Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Dividend Equities ProFund are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

For more information on Short Dividend Equities ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Dividend Equities ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Dividend Equities ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Dividend Equities ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short EqualOTC ProFund

Investment Objective

Short EqualOTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ 100 Equal Weighted Index.

If Short Equal-OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ 100 Equal Weighted Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short EqualOTC ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the NASDAQ 100 Equal Weighted Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short EqualOTC ProFund are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and technology investment risk.

For more information on Short EqualOTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short EqualOTC ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short EqualOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short EqualOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Asia ProFund

Investment Objective

Short Asia ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the ProFunds Asia 30 Index.

If Short Asia ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the ProFunds Asia 30 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Asia ProFund takes positions in financial instruments that should have similar daily return characteristics as the inverse of the ProFunds Asia 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Asia ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Asia ProFund is also subject to additional risks specific to its investment in securities of companies in Asia. Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations. The Short Asia ProFund is also subject to valuation time risk, as it generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Index is determined prior to the opening of the New York Stock Exchange. As a result, the daily performance of Short Asia ProFund may vary significantly from the inverse of the closing performance of the Index. However, ProFund Advisors believes that over time Short Asia ProFund’s performance will correlate with the movement of the Index. The Short Asia ProFund normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark. As noted above, Short Asia ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Asia ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Asia ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Asia ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Asia ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Europe 30 ProFund

Investment Objective

Short Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the ProFunds Europe 30 Index.

If Short Europe 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the ProFunds Europe 30 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Europe 30 ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the ProFunds Europe 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with similar economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Europe 30 ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

European companies could be negatively impacted by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties with certain countries, particularly those in Eastern Europe, implementing significant free market economic reforms. As noted above, Short Europe 30 ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund. The Short Europe 30 ProFund normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

For more information on Short Europe 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Europe 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Europe 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

UltraShort Latin America ProFund

Investment Objective

UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank Of New York Latin America 35 ADR Index (Index).

UltraShort Latin America ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the Index. If UltraShort Latin America is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the daily performance of the Index when the Index rises on a given day.

Principal Investment Strategy

UltraShort Latin America ProFund takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as twice (200%) the inverse of the daily performance of the Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The UltraShort Latin America ProFund normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in UltraShort Latin America ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and volatility risk.

In addition to the risks noted above, the UltraShort Latin America ProFund is subject to additional risks specific to its investment in securities of companies in Latin America. Most Latin American countries have experienced severe and persistent levels of inflation (and, in some cases, hyperinflation), which has led to high interest rates, extreme governmental measures to keep inflation in check, and a generally debilitating effect on economic growth. While inflation has lessened in many countries, there can be no assurance that it will remain at low levels. In addition, certain Latin American countries have experienced political instability, characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. As noted above, UltraShort Latin America ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund. The UltraShort Latin America ProFund normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

For more information on UltraShort Latin America ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

UltraShort Latin America ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Latin America ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual Fund Operating Expenses	[ ]%	[ ]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraShort Latin America ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

UltraSector ProFunds

UltraSector ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	believe that the value of a particular index will increase and that by investing with the objective of one and one-half times the index’s daily return they will achieve superior results.

•	desire to add investments in economic sectors or industry groups with perceived above-average growth potential.

•	actively rotate their investments to perceived strong sectors or industry groups and out of perceived weak sectors or industry groups, as market and economic conditions change.

ProFund	Index	Daily Benchmark
Transportation	Dow Jones Transportation Average	150%

Transportation UltraSector ProFund

Investment Objective

Transportation UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Transportation Average.

If Transportation UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Transportation Average (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Transportation UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Transportation Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. Transportation UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Transportation UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Transportation UltraSector ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Transportation UltraSector ProFund is also subject to the risks faced by companies in the transportation industry, including: legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industry; wide price fluctuation of securities of transportation companies due to the cyclical nature of such companies; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs; the recent trend of government deregulation; and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets segments, and sectors.

For more information on Transportation UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Transportation ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Transportation UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Transportation UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Inverse Sector ProFunds

Inverse Sector ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	expect the value of a particular sector to decrease and desire to earn a profit as a result of the sector declining.

•	are attempting to hedge the value of an investment in stocks or mutual funds in a particular sector from an anticipated downturn in that sector.

ProFund	Index	Daily Benchmark
Short Basic Materials	Dow Jones U.S. Basic Materials Index	100% of the Inverse
Short Biotechnology	Dow Jones U.S. Biotechnology Index	100% of the Inverse
Short Consumer Goods	Dow Jones U.S. Consumer Goods Index	100% of the Inverse
Short Consumer Services	Dow Jones U.S. Consumer Services Index	100% of the Inverse
Short Financials	Dow Jones U.S. Financials Index	100% of the Inverse
Short Health Care	Dow Jones U.S. Health Care Index	100% of the Inverse
Short Industrials	Dow Jones U.S. Industrials Index	100% of the Inverse
Short Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution	100% of the Inverse
Short Technology	Dow Jones U.S. Technology	100% of the Inverse
Short Telecommunications	Dow Jones U.S. Telecommunications	100% of the Inverse
Short Transportation	Dow Jones Transportation Average	100% of the Inverse

Short Basic Materials ProFund

Investment Objective

Short Basic Materials ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index.

If Short Basic Materials ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Basic Materials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Basic Materials ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Basic Materials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Basic Materials ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Basic Materials ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Basic Materials ProFund is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Basic Materials ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Basic Materials ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Basic Materials ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Basic Materials ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Basic Materials ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Biotechnology ProFund

Investment Objective

Short Biotechnology ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Short Biotechnology ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Biotechnology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Biotechnology ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics the inverse of the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Biotechnology ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Biotechnology ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Biotechnology ProFund is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Biotechnology ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Biotechnology ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Biotechnology ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Biotechnology ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Biotechnology ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Consumer Goods ProFund

Investment Objective

Short Consumer Goods ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

If Short Consumer Goods ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Goods Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Consumer Goods ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Consumer Goods Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Consumer Goods ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Consumer Goods ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Consumer Goods ProFund is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Consumer Goods ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Consumer Goods ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Consumer Goods ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Goods ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Consumer Goods ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Consumer Services ProFund

Investment Objective

Short Consumer Services ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index.

If Short Consumer Services ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Services Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Consumer Services ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Consumer Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Consumer Services ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Consumer Services ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Consumer Services ProFund is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Consumer Services ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Consumer Services ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Consumer Services ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Consumer Services ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Consumer Services ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Financials ProFund

Investment Objective

Short Financials ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index.

If Short Financials ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Financials Index (Index) when Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Financials ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Financials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Financials ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Financials ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Financials ProFund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Financials ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Financials ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Financials ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Financials ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Financials ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Health Care ProFund

Investment Objective

Short Health Care ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index.

If Short Health Care ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Health Care Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Health Care ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Health Care Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Health Care ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Health Care ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Health Care ProFund is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Health Care ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Health Care ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Health Care ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Health Care ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Health Care ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Industrials ProFund

Investment Objective

Short Industrials ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index.

If Short Industrials ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Industrials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Industrials ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Industrials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Industrials ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Industrials ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Industrials ProFund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Industrials ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Industrials ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Industrials ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Industrials ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Industrials ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Oil Equipment, Services & Distribution ProFund

Investment Objective

Short Oil Equipment, Services & Distribution ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

If Short Oil Equipment, Services & Distribution ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Oil Equipment, Services & Distribution Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Oil Equipment, Services & Distribution ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics the inverse of the Dow Jones U.S. Oil Equipment, Services & Distribution Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Oil Equipment, Services & Distribution ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Oil Equipment, Services & Distribution ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Oil Equipment, Services & Distribution ProFund is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Oil Equipment, Services & Distribution ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Oil Equipment, Services & Distribution ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Oil Equipment, Services & Distribution ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Oil Equipment, Services & Distribution ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Oil Equipment, Services & Distribution ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Technology ProFund

Investment Objective

Short Technology ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index.

If Short Technology ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Technology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Technology ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Technology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Technology ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Technology ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and technology investment risk.

In addition to the risks noted above, Short Technology ProFund is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Technology ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Technology ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Technology ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Technology ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other expenses” include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Technology ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Telecommunications ProFund

Investment Objective

Short Telecommunications ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index.

If Short Telecommunications ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Telecommunications Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Telecommunications ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Telecommunications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Telecommunications ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Telecommunications ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Telecommunications ProFund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Telecommunications ProFund seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Telecommunications ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Telecommunications ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Telecommunications ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Telecommunications ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Short Transportation ProFund

Investment Objective

Short Transportation ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Transportation Average.

If Short Transportation ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones Transportation Average (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Transportation ProFund invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones Transportation Average. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Short Transportation ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Short Transportation ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, Short Transportation ProFund is also subject to the risks faced by companies in the transportation industry, including: legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industry; wide price fluctuation of securities of transportation companies due to the cyclical nature of such companies; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs; the recent trend of government deregulation; and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures. Further, stocks in the Index may perform differently from fixed income investments and stock market indices that track other markets segments, and sectors. As noted above Short Transportation ProFund seeks to provide daily investment returns, before fees and expenses, that correlate to the inverse (opposite) of the daily performance of the Dow Jones Transportation Average, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on Short Transportation ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

Short Transportation ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Transportation ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Transportation ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Bond Benchmarked ProFunds

Bond Benchmarked ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	expect the price of the benchmark Treasury security for the Fund they are investing in to increase or decrease.

•	want to use one of the Rising Rates Opportunity ProFunds to hedge the value of a diversified bond portfolio of high and/or government bonds from a market downturn they anticipate.

ProFund	Security	Daily Benchmark
U.S. Government 10	Most recently issued 10-year U.S. Treasury Bond	125%

U.S. Government 10 ProFund

Investment Objective

U.S. Government 10 ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”). In accordance with its stated objective, the net asset value of U.S. Government 10 ProFund generally should decrease as interest rates rise.

If U.S. Government 10 ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Note on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Note on a given day.

Principal Investment Strategy

U.S. Government 10 ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Note. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments that, in combination, have similar economic characteristics. U.S. Government 10 ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in U.S. Government 10 ProFund are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, debt instrument risk, early close/trading halt risk, interest rate risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and volatility risk.

An investment in U.S. Government 10 ProFund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on U.S. Government 10 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 6.

Fund Performance

U.S. Government 10 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of U.S. Government 10 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	[	]%	[	]%
Distribution and Service (12b-1) Fees	[	]%	[	]%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in U.S. Government 10 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

General ProFunds Information

“The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next calculated after your transaction request is received in good order.”

General ProFunds Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (“NAV”) per share next determined after your transaction request is received in good order. Each ProFund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each ProFund (other than U.S. Government 10 ProFund) normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business.

U.S. Government 10 ProFund normally calculates its daily share prices for each class of shares at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a ProFund’s portfolio investments trade in markets on days when a ProFund is not open for business, the value of the ProFund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund is open for business. If the exchange or market on which a ProFund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds may close early on the day before certain holidays and the day after Thanksgiving. U.S. Government 10 ProFund may also close early when the Bond Market Association recommends an early close of the bond markets. On such days, U.S. Government 10 ProFund will cease taking transaction requests including requests to exchange to or from other ProFunds.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2006, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern Time: Friday, January 13; Friday, February 17; Thursday, April 13; Friday, May 26; Monday, July 3; Friday, September 1; Friday, October 6; Wednesday, November 22; Friday, November 24; Friday, December 22 and Friday, December 29. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. On such days, the U.S. Government 10 ProFund will close as of the close of open auction of the U.S. Treasury futures on the Chicago Board of Trade (typically one hour before the Bond Market Association’s proposed early close). A Fund may cease taking transaction requests including requests to exchange to or from other funds managed by the Advisor or affiliates of the Advisor on such days at the cut-off time.

A ProFund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. Securities traded regularly in the over-the-counter market (other than the NASDAQ) are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those securities. Futures contracts purchased and held by a Fund are generally valued at the last sale price prior to the time the Fund determines its NAV. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a ProFund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, the NAV of ProFunds that hold these securities) may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the ProFunds, may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFund’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund sold it. See the ProFunds Statement of Additional Information for more details.

Dividends and Distributions

Each of the ProFunds intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains Paid
	Accrued	Paid
U.S. Government	Daily	Monthly	Annually
All other ProFunds	Annually	Annually	Annually

ProFunds does not announce dividend distribution dates in advance. Certain investment strategies employed by certain ProFunds may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. Each ProFund may declare additional capital gains distributions during a year.

Each ProFund will reinvest distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request distributions in cash (by check, wire or ACH).

By selecting the distribution by check or wire option, the shareholder agrees to the following conditions:

•	If a shareholder elects to receive distributions by check or wire, each ProFund will, nonetheless, automatically reinvest such distributions in additional shares of such ProFund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH or reinvest such distribution in shares of another ProFund regardless of amount.

•	Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund; and

•	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed.

Earning Dividends

•	U.S. Government 10 ProFund shares begin to earn dividends on the first business day following the day ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order.

•	U.S. Government 10 ProFund shares purchased by check begin to earn dividends the first business day following the day the check is received in good order by ProFunds’ transfer agent.

•	Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds’ transfer agent has processed a redemption of those shares.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a ProFund and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

•	A ProFund does not ordinarily pay federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders.

•	Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. For Federal income tax purposes, distributions of investment income in the hands of taxable U.S. investors are generally taxable as ordinary income.

•	Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested.

•	Whether a distribution of capital gains by a ProFund is taxable to shareholders as ordinary income or at the lower rate applicable to “net capital gains” depends on how long a ProFund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the ProFund. Distributions are taxable even if they are paid from income or gains earned by a ProFund prior to the investor’s purchase of the ProFund shares (which income or gains were thus included in the price paid for the ProFund shares).

•	Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for more than 12 months and that are properly designated by the ProFund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions are taxable whether received in cash or reinvested in additional shares. Distributions may also be subject to state and local taxes.

•	For taxable years beginning before January 1, 2009, distributions of investment income designated by a ProFund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and Fund level. The ProFunds do not expect that a significant portion of their distributions will be derived from qualified dividend income. For more information, see the Statement of Additional Information under “Taxation.”

•	If shareholders redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares. Shareholder transactions in a ProFund’s shares resulting in gain from redeeming or selling shares held for more than one year generally are taxed at capital gain rates while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.

•	If shareholders exchange shares of one ProFund for shares of another ProFund, this will be treated as a sale of ProFund shares and any gain on the transaction may be subject to federal income tax.

•	Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year are generally taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate income tax brackets — for taxable years beginning before January 1, 2009.

•	Distributions by a ProFund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. Shareholders should consult their tax advisors to determine the suitability of a ProFund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a ProFund) from such a plan.

•	Distributions from investments in securities of foreign issues, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a ProFund’s yield on those securities would decrease. It is not anticipated that shareholders will be able to claim a credit or deduction with respect to foreign taxes. In addition, a ProFund’s investments in foreign securities or foreign currencies may increase or accelerate a ProFund’s recognition of ordinary income and may affect the timing or amount of a ProFund’s distributions.

•	A ProFund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

•	In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the “2004 Act”), until January 1, 2008, a ProFund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the ProFund.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

Shareholder Services Guide

“Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange shares. of any publicly available ProFund for shares. of another publicly available ProFund.”

Shareholder Services Guide

You may purchase shares using any of the following methods.
	How to Make an Initial Purchase	How to Purchase Additional Shares

Fund Minimums (all account types except Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: • $5,000 for discretionary accounts controlled by a financial professional. • $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.

Fund Minimums (Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: • $4,000 for discretionary accounts controlled by a financial professional. • $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.

By Mail	Step 1: Complete a New Account Form (see “Completing your New Account Form” on page 71).

Step 1:

Complete a ProFunds’ investment slip, which is attached to your transaction confirmation statement. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the ProFund you wish to purchase and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2: Make your check payable to ProFunds. Write the name of the ProFund in which you wish to invest and your account number, if known, on the check.

	Step 3: Send the signed New Account Form and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800	Step 3: Send the investment slip and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800

Step 1: Complete a New Account Form (see “Completing your New Account Form” on page 71).

Step 1:

Call ProFunds to inform us of:

•      your account number,

•      the amount to be wired, and

•      the ProFund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

By Wire

Step 2:

Fax the New Account Form to (800) 782-4797 (toll-Contact your bank to initiate your wire transfer. free) or

(614) 470-8718. Call ProFunds at 888-776-3637 to:

•      confirm receipt of the faxed New Account Form,

•      request your new account number, and

•      receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Send the original, signed New Account Form to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

Step 2:

Step 3:

Instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA # 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the
ProFund(s), your ProFunds account number and your
ProFunds confirmation number.

Your wire normally must be received and accepted by ProFunds after 8:00 a.m. Eastern Time and at least 20 minutes before the applicable Transaction Cut-off Time on page 74. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:10 p.m. or by 3:30 p.m. Eastern Time depending on the ProFunds purchased. ProFunds is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

By ACH

Step 1:

Call ProFunds to inform us of:

•      the fact that you want to make an ACH purchase,

•      your account number,

•      the purchase amount, and

•      the ProFund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Please note the maximum ACH purchase is $50,000.

By Internet	Step 1: Go to www.profunds.com Step 2: Click on the “Open Account” button. Step 3: Complete an on-line New Account Form.	Step 1: Go to www.profunds.com Step 2: Click on the “Access Account” button. Step 3: Enter User Name and Password. Step 4: Follow transaction instructions for making a purchase.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares

Minimum	At least $1,000 from a ProFund within a self-directed account or, if less, for that ProFund’s entire current value.

By Mail

Send a signed letter to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

The letter should include information necessary to process your request as described on page 72. ProFunds may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page 74 or call ProFunds for additional information.

By Telephone

ProFunds’ Shareholder Services Representative:

(888) 776-3637 or (614) 470-8122 - Individual Investors only

(888) 776-5717 - Financial Professionals and Institutions only

Interactive Voice Response System (IVR):

Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet

www.profunds.com

Select the “Access Account” navigation bar, enter your User Name and Password and follow the step-by-step instructions. Please make sure you receive and record your confirmation number for later reference. Your transaction is not effective until you have received a confirmation number from ProFunds.

Through a Financial Professional	Contact your financial professional with your instructions.

Contact Information

By Telephone:	(888) 776-3637 or (614) 470-8122 — Individual Investors only (888) 776-5717 — Institutions and Financial Professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	www.profunds.com

Regular mail:	ProFunds P.O. Box 182800 Columbus, OH 43218-2800

Overnight mail:	ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

Opening A New Account

ProFunds offers two classes of shares in this Prospectus: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly through ProFunds Distributors, Inc. or through authorized financial professionals. Service Class Shares may only be purchased through authorized financial professionals and have service and distribution expenses not found in Investor Class Shares. There is a separate New Account Form for each class of shares. Please ensure you have the correct New Account Form before completing it.

ProFund Accounts

To open a ProFund mutual fund account, you will need to complete a New Account Form. You should also read this Prospectus carefully prior to opening your account. Contact ProFunds to request a New Account Form or download a New Account Form from ProFunds’ website. For guidelines to help you complete the Form, see instructions below. You may also open a new account on-line. Go to www.profunds.com, select “Open Account” and follow the instructions. Please note that new accounts opened on-line may be funded by check or through Automated Clearing House (ACH). For accounts funded through ACH, the maximum initial investment amount is $50,000.

Retirement Plan Accounts

Several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA” or 403(b)(7) plans) are available. Please visit the ProFunds Internet website or contact ProFunds for a retirement plan account application. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, ProFunds does not sponsor these plans nor does ProFunds provide retirement reporting for these types of plans.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in ProFunds.

Completing your New Account Form

•	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.

•	Attach the title page and signature page of trust documents when establishing a trust account. Contact ProFunds for information on what is required on each page.

•	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

•	You must provide a street address (ProFunds does not accept P.O. Box only addresses, but APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.

•	You must designate the ProFund(s) to which your initial investment will be directed or the investment will be made in the Money Market ProFund.

•	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by ProFunds and/or its agents to verify the identity of the persons opening an account. If this information is not provided, ProFunds may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, transaction orders, including purchases, exchanges and redemptions may be suspended, restricted, canceled or processed and the proceeds may be withheld.

Purchasing Shares

ProFunds offers you the options to send purchase orders by mail or fax and to send purchase proceeds by check, ACH or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or, ACH received by stated cut-off times, and for new accounts, a properly completed New Account Form. ProFunds cannot accept wire or ACH purchases on bank holidays. ProFunds and ProFunds Distributors, Inc. may reject any purchase request for any reason.

Important information you should know when you Purchase Shares:

•	Instructions, written or by telephone, given to ProFunds for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by ProFunds. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted ProFunds and received a confirmation number, and (iii) ProFunds receives and accepts your wire during ProFunds wire processing times noted in the chart on page 74 and further described under “Additional Shareholder Information.”

•	Although ProFunds does not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.

•	Any New Account Form, check or wire order received that does not designate a specific ProFund will be used to purchase shares (i) in the ProFund in your existing account if you have an investment in only one ProFund, or (ii) in Money Market ProFund, if you are initially opening an account or have more than one ProFund investment. If the New Account Form does not designate a share class, your investment will be made in the Investor Class Shares. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, to an existing active ProFund account, or for checks, ACH or wires being returned or rejected. If the check, ACH or wire cannot be identified, it may be returned or rejected. Checks submitted to ProFunds will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.

•	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.

•	ProFunds will ordinarily cancel your purchase order if your bank does not honor your check or ACH for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the applicable ProFund.

Exchanging Shares

Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange Investor or Service Class shares of any publicly available ProFund for Investor or Service Class shares of another publicly available ProFund or series of Access One Trust (each an “Access One Fund”) that offers such shares. Exchange requests, like any other share transaction, are subject to ProFunds transaction cut-off times described on page 74.

ProFunds will need the following information to process your exchange:

•	the account number applicable to the exchange transaction request.

•	the number of shares, percentage, or dollar value of the shares you wish to exchange.

•	the share class and name of the ProFund you are exchanging from and the share class and name of the ProFund or Access One Fund you are exchanging into.

Important information you should know when you Exchange Shares:

•	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.

•	ProFunds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the ProFund from which you are exchanging.

•	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective ProFunds or Access One Funds after the ProFunds have received your exchange request in good order.

•	The exchange privilege may be modified or discontinued at any time.

•	Before exchanging into a ProFund or Access One Fund, please read the fund’s Prospectus.

•	Financial intermediaries may have their own rules about exchanges or transfers and may impose limits on the number of such transactions you are permitted to make during a given time period.

Redeeming Shares

You may redeem all or part of your shares at the NAV next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

ProFunds will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the ProFund(s);

•	your daytime telephone number;

•	the dollar amount, percentage or number of shares being redeemed; and

•	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds.

By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds.

Important information you should know when you sell shares:

•	ProFund shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.

•	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your ProFunds account, you must make the request in writing. The signatures of all registered owners must be guaranteed (see “Signature Guarantees” below).

•	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount to keep your ProFund position open.

•	ProFunds normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check, ACH or through ProFunds’ automatic investment plan, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.

•	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call ProFunds to request a retirement account distribution form or download the form from the ProFunds’ website.

•	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds’ investors. Proceeds cannot be sent by wire or ACH on bank holidays.

Additional Shareholder Information

Account Minimums

Account minimums apply to all accounts with ProFunds, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain financial intermediaries. In addition, ProFunds reserves the right to modify its minimum account requirements at any time with or without prior notice. ProFunds reserves the right to involuntarily redeem an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. You will be given at least 30 days’ notice to reestablish the minimum balance if your ProFund balance falls below the applicable account minimum. If you do not increase your balance, the ProFund may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day your ProFund position is closed.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by ProFunds’ transfer agent, distributor, or financial intermediary designated by the ProFunds as an authorized agent. Transaction orders in ProFund accounts must be received in good order by the ProFunds’ transfer agent or distributor before the cut-off times detailed in the table below to be processed at that business day’s NAV. A completed New Account Form does not constitute a purchase order until the transfer agent deems it to be in good order, processes the New Account Form and receives correct payment by check, ACH or wire transfer on any business day prior to the designated cut-off time. Trades placed via telephone must be initiated (i.e. the call must be received and in queue) by the cut-off time and communicated in good order by the close of the NYSE (normally 4:00 p.m. Eastern Time). When the NYSE closes early, all cut-off times are adjusted for the early close. When the bond markets close early, the cut-off times for the Bond Benchmarked ProFunds are adjusted for the early close. Certain financial intermediaries may impose cut-off times different from those described below.

Method	ProFund	Normal Cut-Off Time (Eastern Time)	Additional Transaction Information (Eastern Time)

By Mail	All ProFunds	4:00 p.m.

By Telephone and Wire	All ProFunds (except Latin America ProFunds, Short Asia ProFund, all Inverse Sector ProFunds and UltraSector ProFunds)	3:30 p.m. (wire purchases) 3:50 p.m. (exchanges and redemptions)	ProFunds accepts all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m. through 9:00 p.m.

	All Latin America ProFunds, Short Asia ProFund, all Inverse Sector ProFunds and UltraSector ProFunds	3:10 p.m. (wire purchases) 3:30 p.m. (exchanges and redemptions)

By Internet and IVR	All ProFunds (except Latin America ProFunds, Short Asia ProFund, all Inverse Sector ProFunds and UltraSector ProFunds)	3:55 p.m.	ProFunds accepts transactions at any time except between 3:55 p.m. and 4:30 p.m.

	All Latin America ProFunds, Short Asia ProFund, all Inverse Sector ProFunds and UltraSector ProFunds	3:35 p.m.	ProFunds accepts transactions at any time except between 3:35 p.m. and 4:30 p.m.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A check is being mailed to an address different than the one on your account.

•	A check or wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account or the bank account has been established within the previous 10 business days.

•	Other unusual situations as determined by ProFunds’ transfer agent.

ProFunds reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. ProFunds reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

About Telephone and Internet Transactions

Telephone and Internet transactions, whether initiated by a shareholder or a shareholder’s agent, are extremely convenient but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds’ agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call ProFunds for instructions.

During periods of heavy market activity or other times, it may be difficult to reach ProFunds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions. The ProFunds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares in writing.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund, some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds’ transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks that have been returned to ProFunds, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned to ProFunds, the proceeds, net of any bank fees, will be deposited into the shareholder’s account from which the redemption was sent in Money Market ProFund.

Frequent Purchases and Redemptions of ProFund Shares

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund shares. The ProFunds impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds may reject any purchase request for any reason.

As noted under “ProFunds Strategies and Risks — Discussion of Principal Risks — Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of a ProFund may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Disclosure of Portfolio Holdings

A description of the ProFunds’ policies and procedures with respect to the disclosure of each ProFund’s portfolio securities is available in the ProFunds’ Statement of Additional Information and on the ProFunds’ website at www.profunds.com.

Additional Shareholder Services

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 1/2 years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Shareholders with ProFund accounts will receive quarterly ProFund statements showing the market value of their ProFund account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received. You may also receive statements and confirmations electronically. See “Electronic Document Program — PaperFreeTM.”

Tax Statements

Each year, ProFunds will send tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans. Normally, in February of each year, ProFunds will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Electronic Document Delivery Program — PaperFree™

You may elect to receive your account statements and confirmations electronically through PaperFreeTM, ProFunds’ electronic document delivery service. You may also choose to receive your ProFunds prospectus, shareholder reports, and other documents electronically. To enroll for this service, please register on ProFunds’ Internet website. You may elect the PaperFreeTM service by completing the appropriate section on the New Account Form. ProFunds will then send you a link to the enrollment site.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on ProFunds’ behalf. Such purchase and redemption orders will be deemed to have been received by ProFunds at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the ProFunds may effect portfolio transactions through broker dealers who sell fund shares, ProFunds does not consider the sale of ProFund shares as a factor when selecting broker dealers to effect portfolio transactions.

Investor Class Shares and Service Class Shares bear fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the ProFunds are included in “Other Expenses” under “Annual Fund Operating Expenses” in this Prospectus.

Distribution and Service (12b-1) Fees

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees and administered by ProFunds Distributors, Inc., (“Distributor”) each ProFund may pay the Distributor, financial intermediaries, such as broker-dealers and investment advisers, up to 1.00% on an annualized basis of the average daily net assets attributable to Service Class Shares as reimbursement or compensation for service and distribution related activities with respect to the Funds and/or shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating the Distributor and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund contained in this Prospectus.

In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ProFunds, providing the ProFunds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund, all other ProFunds, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds and to encourage the sale of ProFund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than ProFunds make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

For further details about payments made by the Distributor or ProFund Advisors to financial firms, please see the Statement of Additional Information.

ProFunds Management

“The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.”

ProFunds Management

Board Of Trustees And Officers

The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.

Investment Adviser

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides management services to the ProFunds. ProFund Advisors has served as the investment advisor and management services provider since ProFunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to [ ]% of the average daily net assets of each ProFund. ProFund Advisors bears the costs of providing advisory services. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the ProFunds is available in the Funds’ annual report to shareholders dated December 31, 2005.

ProFund Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each ProFund is managed by an investment team overseen by Agustin J. Fleites and George O. Foster.

Agustin J. Fleites, Chief Investment Officer and Head of Exchange Traded Funds for ProFund Advisors LLC since August, 2005. Mr. Fleites is principally responsible for development and oversight of Portfolio Strategy for the Advisor. Mr. Fleites formerly served as Senior Principal of State Street Global Advisors (“SSgA”), President of SSgA Funds Management, Inc., and Managing Director of the Advisor Strategies unit from 2002-2005. He served as Chairman of the Board and President of SSgA’s streetTRACKS family of exchange traded funds, Chief Executive Officer and a Director of the SSgA Funds, and a Director of the Select Sector SPDR Trust from 1999-2005. He holds a Bachelor’s degree in Finance and Multinational Management from the Wharton School of the University of Pennsylvania and a Master of Business Administration degree in Finance from Babson College. He is also a Chartered Financial Analyst (CFA).

George O. Foster, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999. Mr. Foster is principally responsible for daily Portfolio management operations. Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

The following table summarizes the service and experience of the other members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed ProFunds or who will serve in such capacity when the relevant ProFund becomes operational:

Portfolio Management Team: Classic ProFunds, Ultra ProFunds and Inverse ProFunds

Name and Title	Length of Service to Team	Business Experience During Last 5 Years

Elisa Petit – Team Leader, Portfolio Manager	Since inception	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.

Howard Rubin, CFA – Senior Portfolio Manager	Since inception	ProFund Advisors – Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005, during which he was unemployed. Portfolio Manager April 2000 to November 2004.

Erik G. Benke, CFA – Associate Portfolio Manager	Since inception	ProFund Advisors – Associate Portfolio Manager since January 2005, AIM Investments, Trader, October 2001 to January 2005, Goldman Sachs’ Hull Group LLC–, Associate, August 1999 to July 2001.

Adam Croll – Associate Portfolio Manager	Since inception	ProFund Advisors – Associate Portfolio Manager since 07/11/05; SOL Capital Management – Analyst/Trader May 2001 to July 2005.

Portfolio Management Team: UltraSector ProFunds and Inverse Sector ProFunds

Name and Title	Length of Service to Team	Business Experience During Last 5 Years

Hratch Najarian – Associate Portfolio Manager	Since inception	ProFund Advisors – Associate Portfolio Manager since November 2004, Portfolio Analyst July 2003 to November 2004, Junior Analyst April 2002 to July 2003, Institutional Client Services Representative July 2000 to April 2002.

Michael Neches – Portfolio Analyst	Since inception	ProFund Advisors – Portfolio Analyst since November 2004, Junior Analyst May 2001 to November 2004, Portfolio Intern March 2000 to May 2001.

Portfolio Management Team: Bond Benchmarked ProFunds

Name and Title	Length of Service to Team	Business Experience During Last 5 Years

Howard Rubin, CFA – Senior Portfolio Manager	Since inception	ProFund Advisors – Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005. Portfolio Manager April 2000 to November 2004.

Christian Saarbach – Portfolio Analyst	Since inception	ProFund Advisors – Portfolio Analyst since November 2004, Junior Portfolio Analyst June 2002 to November 2004; Intern, Salomon Smith Barney September 2001 to May 2002; Intern, Legg Mason June 2001 to August 2001 and the Johns Hopkins Bloomberg School of Public Health June 2000 to August 2000 and June 2001 to August 2001 – Intern.

Ryan Dofflemeyer – Junior Portfolio Analyst	Since inception	ProFund Advisors – Junior Portfolio Analyst since October 2003; Investment Company Institute – Research Assistant, September 2001 to October 2003. University of Virginia – Student, 1997-2001

The SAI provides additional information about Portfolio Manager compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds.

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219 acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to [    ]% of the average daily net assets of each ProFund for such services.

Financial Highlights

No information is presented for the ProFunds contained in this Prospectus because they had not commenced operations as of December 31, 2005.

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717 (888) 776-5717

For All Others: (888) PRO-FNDS (888) 776-3637

Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address

www.profunds.com

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report. You can find more detailed information about ProFunds in its current Statement of Additional Information, dated [ ], 2006, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semi-annual reports are available, free of charge, on-line at www.profunds.com. You may also receive a free copy of a Statement of Additional Information, or the annual or semiannual reports, or ask questions about investing in ProFunds, by writing us at the address set forth above.

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design and Not just funds, ProFunds are trademarks of ProFund Advisors LLC and licensed for use.

ProFunds Executive Offices

Bethesda, MD

Not just funds, ProFundsSM

Investment Company Act File No. 811-08239

PROFUNDS

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2006

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

(888) 776-3637 RETAIL SHAREHOLDERS ONLY

(888) 776-5717 INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY

This Statement of Additional Information (“SAI”) describes the Investor and Service Class Shares of “Classic ProFunds,” “Ultra ProFunds,” “Inverse ProFunds,” “Ultra Sector ProFunds,” “Inverse Sector ProFunds,” and “Bond Benchmarked ProFunds”, as follows (each, a “ProFund” and collectively, the “ProFunds”):

CLASSIC PROFUNDS

Broad Market
Dividend Equities
EqualOTC

ULTRA PROFUNDS

UltraLatin America

INVERSE PROFUNDS

Short Broad Market
Short Dividend Equities
Short EqualOTC
Short Asia
Short Europe 30
UltraShort Latin America

ULTRASECTOR PROFUNDS

Transportation

INVERSE SECTOR PROFUNDS

Short Basic Materials
Short Biotechnology
Short Consumer Goods
Short Consumer Services
Short Financials
Short Health Care
Short Industrials
Short Oil Equipment, Services & Distribution
Short Technology
Short Telecommunications
Short Transportation

BOND BENCHMARKED PROFUNDS

U.S. Government 10

Each ProFund discussed herein offers two classes of shares: Investor Class Shares and Service Class Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to attempt to hedge an existing investment portfolio. Each ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

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The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. The ProFunds are not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds’ investment objectives will be achieved.

This SAI is not a prospectus. It should be read in conjunction with ProFunds’ Prospectus, dated [ ], 2006, for the applicable classes of shares (the “Prospectus”), which incorporates this SAI by reference. A copy of the Prospectus is available, without charge, upon request to the address above or by telephone at the numbers above.

The date of this SAI is [                        ], 2006.

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STATEMENT OF ADDITIONAL INFORMATION

3

PROFUNDS

ProFunds (the “Trust”) is an open-end management investment company that currently is composed of multiple separate series (each a “ProFund”). Twenty-three series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Investor or Service Class shares of any publicly available ProFund may be exchanged, without any charge, for Investor or Service Class shares of another publicly available ProFund or series of Access One Trust that offers such shares, on the basis of the respective net asset values of the shares involved, provided that certain minimum investment levels are maintained (see “Shareholders Services Guide — Exchanging ProFund Shares” in the Prospectus). The ProFunds are classified as non-diversified. The investments made by a ProFund and the results achieved by a ProFund at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFunds.

GENERAL

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds by the Advisor, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) of the ProFunds without the approval of shareholders.

It is the policy of the ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, attempt to remain nearly fully invested and not to take defensive positions.

The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund’s objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government 10 ProFund and falling markets for the Inverse ProFunds and the Inverse Sector ProFunds . The use of the term “adverse market conditions” is intended to convey falling markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government 10 ProFund and rising markets for the Inverse ProFunds and the Inverse Sector ProFunds.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current

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benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is “leveraged” or proprietary. There can be no assurance that a ProFund will achieve its investment objective.

The ProFunds have non-fundamental investment policies obligating each ProFund to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the ProFund’s net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a ProFund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund’s net assets that are segregated on the ProFund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board of Trustees has adopted a policy to provide investors with at least 60 days’ notice prior to changes in such an investment policy.

Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with each ProFund’s respective benchmark. Rather, the Advisor primarily uses mathematical analysis to determine the investments a ProFund makes and techniques it employs. While the Advisor attempts to maximize correlation to each ProFund’s benchmark, certain factors will tend to cause a ProFund’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

The ProFunds (other than U.S. Government 10 ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

Each ProFund (other than U.S. Government 10 ProFund) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”) and/or U.S. traded securities of foreign issuers. Special U.S. and foreign tax considerations may apply to a ProFund’s investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds’ receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

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Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) social, political and economic instability; (ii) the small market size for such securities and a low or nonexistent volume of trading, which result in a lack of liquidity and greater price volatility; (iii) certain national policies which may restrict the ProFunds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In any such event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds’ shareholders.

Each ProFund also may invest in Depositary Receipts (see below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

The UltraLatin America ProFund, Short Asia ProFund, Short Europe 30 ProFund and UltraShort Latin America ProFund are subject to the general risks associated with foreign investment. Because each of these ProFunds focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Exposure to European Companies

The Short Europe 30 ProFund focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of certain technologies and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authorization. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

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Exposure to Asian Companies

The Short Asia ProFund focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an “Asian country” and collectively, “Asian countries”).

Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea’s currency, the “won,” lost 95% of its value against the U.S. dollar.

Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations. For example, in 1997 several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Exposure to Latin American Countries

The Ultra Latin America and UltraShort Latin America ProFunds invest a large portion of their assets in securities providing economic exposure to companies located or operating in Latin America. The UltraLatin America and UltraShort Latin America ProFunds’ performance will be affected by political, social and economic conditions in Latin America. Securities traded in emerging Latin American securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of certain technologies and the lack of a sufficient capital base to expand business operations.

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. The Fund will not invest more than 15% of its net assets in securities that are subject to material legal restrictions on repatriation.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Most Latin American countries should be considered emerging markets. Please see “Exposure to Emerging Market Companies” above.

Exposure to Emerging Markets Companies

The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or “emerging market”) countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

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DEPOSITARY RECEIPTS

Each ProFund may invest in Depositary Receipts (“DRs”). For many foreign securities, U.S. dollar-denominated DRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. DRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. DRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in DRs rather than directly in foreign issuers’ stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many DRs. The information available for DRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which are more uniform and more exacting than those to which many foreign issuers may be subject. Certain DRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The ProFunds may invest in both sponsored and unsponsored DRs. Unsponsored DR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for sponsored DRs, and the prices of unsponsored DR’s may be more volatile than if such instruments were sponsored by the issuer.

Types of DRs include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs

8

are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars and traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges. Each ProFund may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges.

CURRENCY RISK

The ProFunds (other than U.S. Government 10 ProFund) and in particular, Short Asia ProFund, Short Europe 30 ProFund, Ultra Latin America ProFund and UltraShort Latin America ProFund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent that a ProFund invests in such currencies, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

REAL ESTATE INVESTMENT TRUSTS

Each ProFund, other than U.S. Government 10 ProFund, may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free income status under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”) and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered.

The ProFunds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

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When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund realizes a gain or loss from futures activities generally depends upon movements in the underlying currency, commodity, security or index. The extent of the ProFund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund “covers” its position. To cover its position (marked-to-market on a daily basis), a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The ProFunds may purchase and sell futures contracts and options thereon. The Advisor, in reliance on an amendment to Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, is excluded from the status of Commodity Pool Operator (“CPO”) with respect to the ProFunds and is therefore not subject to CPO registration.

A ProFund may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently inverse to the futures contract. A ProFund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with a long position in the futures contract. A ProFund may cover long or short positions (marked-to-market on a daily basis) in futures by earmarking or segregating with its custodian bank or on the official books and records of the ProFunds cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will earmark/segregate liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments whose prices are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a

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ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See “Taxation” herein.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability or unwillingness of counterparties to perform. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Predicting changes in the price of index options requires different skills and techniques than those required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

A ProFund may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the ProFund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the Standard & Poors (“S&P”) 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the American Stock Exchange (“AMEX”), and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

The ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objectives. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

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During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a ProFund that writes an option wishes to terminate the ProFund’s obligation, the ProFund may effect a “closing purchase transaction.” The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund that is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option that the ProFund has written lapses unexercised, because the ProFund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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SHORT SALES

The ProFunds may engage in short sales. To complete such a transaction, a ProFund must borrow the security to make delivery to the buyer. The ProFund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A ProFund also will incur transaction costs in effecting short sales.

A ProFund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund replaces the borrowed security. A ProFund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund may be required to pay, if any, in connection with a short sale.

The ProFunds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund is borrowed and sold short. Whenever a ProFund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

SWAP AGREEMENTS

The ProFunds may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Other forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”).

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets determined to be liquid, but typically no payments will be made until the settlement date. To the extent that swap transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, the ProFunds and their Advisor believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund’s borrowing restrictions. Because they are two party contracts and because they may have terms of greater than seven days, the market value of swap agreements may be considered to be illiquid for purposes of the ProFunds’ illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise

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impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus an amount equal to any dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two parties’ obligations to one another are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two obligations. Typically, a single payment from one party to the other will be made at the conclusion of a swap agreement, although some swap agreements may provide for periodic payments during their terms. The timing and character of any income, gain or loss recognized by a ProFund on the payment or payments made or received on a swap will vary depending upon the terms of the particular swap. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ transactions in swap agreements.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability or unwillingness of counterparties to perform.

FOREIGN CURRENCY WARRANTS

Foreign currency warrants such as Currency Exchange Warrants(SM) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

        Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank

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market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risks, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Principal exchange rate linked securities (“PERLs”) are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

STRUCTURED NOTES AND RELATED INSTRUMENTS

The ProFunds may invest in structured notes and other related instruments for investment purposes, including to gain exposure to hard currencies, or for risk management purposes. Structured notes are privately negotiated debt obligations for which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The ProFunds may invest a significant portion of their assets in structured notes where the principal and/or interest is determined by reference to the performance or value of an index or portion of an index, futures contracts or a single asset (including currencies). The ProFunds may also invest in structured notes with respect to selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may also be issued by corporations, including banks, as well as by governmental agencies.

Depending on the terms of the note, the ProFunds may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. The ProFunds may use structured notes to add leverage to the portfolio. Like other sophisticated strategies, the ProFunds’ use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the Advisor believes that many structured instruments are illiquid.

DEBT INSTRUMENTS

Below is a description of various types of money market instruments and other debt instruments that the ProFunds may utilize for investment purposes, as “cover” for other investment techniques these ProFunds employ, or for liquidity purposes. Other types of money market instruments may become available that are similar to those described below and in which the ProFunds also may invest if consistent with their investment goal and policies.

Money market instruments include short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers’ acceptances, and other short-term liquid instruments.

The ProFunds may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. The ProFunds also may invest in money market instruments issued by supranational organizations such as the World Bank (chartered to finance development projects in member countries), the European Union (a fifteen-nation organization engaged in cooperative economic and other activities), the European Coal and Steel Community (an economic union of various European nations’ steel and coal industries), and the Asian Development Bank (an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions).

U.S. Government Securities

Each ProFund may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these ProFunds employ, or for liquidity purposes. The U.S. Government 10 ProFund may invest substantially in U.S. government securities and instruments that

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have performance characteristics similar to those of U.S. government securities.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund’s portfolio investments in these securities.

Floating and Variable Rate Notes

Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. They typically have a stated maturity of more than one year and an interest rate that changes either at specific intervals or whenever a benchmark rate changes. The effective maturity of each floating or variable rate note in a ProFund’s portfolio will be based on these periodic adjustments. The interest rate adjustments are designed to help stabilize the note’s price. While this feature helps protect against a decline in the note’s market price when interest rates rise, it lowers a ProFund’s income when interest rates fall. Of course, a ProFund’s income from its floating and variable rate investments also may increase if interest rates rise.

Commercial Paper

Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs.

Financial Services Obligations

Under normal market conditions, each ProFund may invest up to 25% of its net assets in obligations issued by companies in the financial services industry, including U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. These obligations may include:

Certificates of deposit (“CDs”) - CDs represent an obligation of a bank or a foreign branch of a bank to repay funds deposited with it for a specified period of time plus interest at a stated rate.

Time deposits - Time deposits are non-negotiable deposits held in a banking institution for a specified time at a stated interest rate.

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Bankers’ acceptances - Bankers’ acceptances are short-term credit instruments frequently used in international trade transactions. They represent a guarantee by a bank to pay a customer’s draft up to a stated amount and for a specified time. Both the bank and the customer may be liable for its payment at maturity.

Each ProFund will not invest more than 5% of its total assets in obligations of any one foreign bank.

U.S. banks are subject to a substantial body of federal and/or state law and regulation designed to promote financial soundness. Most bank deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”), although this insurance may not be of great benefit to a ProFund depending on the amount of a bank’s obligations that the ProFund holds. Foreign banks and foreign branches of U.S. banks, however, may not be subject to the same laws and regulations as U.S. banks and may involve additional risks. These risks include foreign economic and political developments, foreign government restrictions that may adversely affect payment of principal and interest, foreign exchange controls, and foreign withholding and other taxes on interest income. Foreign banks and foreign branches of U.S. banks may not be subject to the same requirements as U.S. banks with respect to mandatory reserves, loan limitations and accounting, auditing, and financial recordkeeping. In addition, less information may be publicly available about a foreign branch of a U.S. bank or a foreign bank than a U.S. bank.

U.S. branches of foreign banks may be subject to some federal and/or state regulation, but typically not to the same extent as U.S. banks. A U.S. branch of a foreign bank with assets over $1 billion may be subject to federal and/or state reserve requirements and may be required to pledge or maintain a certain amount of its assets equal to a percentage of its liabilities with a regulator or with a state. The FDIC may not, however, insure the deposits of branches licensed by states. Obligations of U.S. branches of foreign banks also may be limited by government action in the country in which the foreign bank is headquartered.

Asset-Backed Securities

The ProFunds may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called “plastic bonds”, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Performance Indexed Paper

Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the spot exchange rate at two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Convertible Securities

The ProFunds may invest in convertible securities, including those that may be considered high yield securities. See “Fixed Income Securities-Junk Bonds” below for a discussion of high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk,

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investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Fixed-Income Securities

The ProFunds may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

Each Fund may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPS. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody’s. Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The ProFunds may also invest in unrated securities.

JUNK BONDS. “Junk bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each ProFund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. Each ProFund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund’s investment objective.

CORPORATE DEBT SECURITIES. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a ProFund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior

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securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

ZERO-COUPON SECURITIES. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, each ProFund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a ProFund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

PAYMENT-IN-KIND SECURITIES and STRIPS. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, each ProFund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a ProFund could be required at times to liquidate other investments to satisfy distribution requirements. Each ProFund may also invest in STRIPS, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, STRIPS are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

UNRATED DEBT SECURITIES. The ProFunds may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. Each ProFund may invest in mortgage-backed securities as “cover” for the investment techniques these ProFunds employ. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially shorter than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

        Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-

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through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. Each ProFund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The ProFunds will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each ProFund may fail to fully recoup its initial investment in these securities. The market value of any class that consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and each ProFund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a ProFund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

The ProFunds may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable each ProFund to demand payment from the issuer or a financial intermediary on short notice.

REPURCHASE AGREEMENTS

The ProFunds also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the ProFunds employ, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. In addition, the value of

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the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The ProFunds may use reverse repurchase agreements as part of each ProFund’s investment strategy. Reverse repurchase agreements involve sales by a ProFund of portfolio assets concurrently with an agreement by the ProFund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund intends to use the reverse repurchase technique only when it will be to the ProFund’s advantage to do so. The ProFund will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund’s obligations in respect of reverse repurchase agreements.

CASH RESERVES

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each ProFund may invest all or part of the ProFund’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

The ProFunds may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk but also increases investment opportunity. Since substantially all of a ProFund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will fluctuate more when the ProFund is leveraging its investments than would otherwise be the case. Inverse ProFunds will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, each ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund’s assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

        Each of the ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund.

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LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, a ProFund may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund any income accruing thereon, and the ProFund may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund will not lend more than 33  1/3% of the value of the ProFund’s total assets. Loans would be subject to termination by the lending ProFund on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending ProFund and that ProFund’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each ProFund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the ProFund’s purchase commitments for such when-issued or delayed-delivery securities. Because a ProFund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a ProFund’s liquidity and the ability of the Advisor to manage a ProFund might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each ProFund may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund invests in, and, thus, is a shareholder of, another investment company, the ProFund’s shareholders will indirectly bear the ProFund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund’s own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund’s own operations.

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ILLIQUID SECURITIES

Each ProFund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% of the ProFund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (“Commission” or “SEC”), illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A ProFund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a ProFund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund’s liquidity.

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PORTFOLIO TURNOVER

Each ProFund’s portfolio turnover rate, to a great extent, will depend on the purchase, redemption and exchange activity of the ProFund’s investors. Consequently, it is difficult to estimate what each ProFund’s actual portfolio turnover rate will be in the future. However, it is expected that the portfolio turnover experienced by the ProFunds may be substantial. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses that would be borne by the ProFunds. In addition, a ProFund’s portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the ProFunds invest, are excluded from the calculation of portfolio turnover rate.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

CORRELATION AND TRACKING. A number of factors may affect the ability of the ProFunds to achieve correlation with their benchmarks. Among these factors are: (1) a ProFund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the index underlying a ProFund’s benchmark being held by the ProFund and/or securities not included in the index being

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held by the ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund’s share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark; (8) the need to conform a ProFund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions; and (12) fluctuations in currency exchange rates. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

LEVERAGE. UltraLatin America ProFund, UltraShort Latin America, UltraSector ProFunds and U.S. Government 10 ProFund employ leverage as a principal investment strategy and all of the ProFunds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds’ shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund’s total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged.

NON-DIVERSIFIED STATUS. Each ProFund is a “non-diversified” series. A ProFund is considered “non-diversified” because a relatively high percentage of the ProFund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund’s classification as a “non-diversified” investment company means that the proportion of the ProFund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

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INVESTMENT RESTRICTIONS

Each ProFund has adopted certain investment restrictions as fundamental policies which cannot be changed without a “vote of a majority of the outstanding voting securities” of the ProFund. The phrase “majority of outstanding securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the ProFund present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the ProFund (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A ProFund may not:

1.	invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the Classic ProFunds, Ultra ProFunds, Inverse ProFunds, UltraSector ProFunds, Inverse Sector ProFunds or U.S. Government 10 ProFund. Each of the foregoing ProFunds may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.

2.	make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

3.	purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITs.

4.

make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with

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applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

5.	issue senior securities to the extent such issuance would violate applicable law.

6.	borrow money, except that the ProFund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund’s investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7.	underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

8.	purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

For purposes of the ProFunds’ (other than the Classic ProFunds, Ultra ProFunds, Inverse ProFunds, UltraSector ProFunds, Inverse Sector ProFunds and U.S. Government 10 ProFund) policy not to concentrate their assets in issuers in any particular industry, ProFunds use the industry sub-group classifications provided by Bloomberg, L.P. Each Classic ProFunds, Ultra ProFunds, Inverse ProFunds, UltraSector ProFunds, Inverse Sector ProFunds and U.S. Government 10 ProFund may concentrate its investment in the securities of companies engaged in a single industry or group of industries to approximately the same extent as its benchmark index and in accordance with its investment objective and policies as disclosed in the ProFunds’ Prospectus and Statement of Additional Information.

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DETERMINATION OF NET ASSET VALUE

The net asset values of the shares of the ProFunds are determined as of the close of business of the New York Stock Exchange (“NYSE”) (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund’s principal trading market(s) is closed, the value of a ProFund’s shares may be affected on days when investors do not have access to the ProFund to purchase or redeem shares. This may also be the case for each ProFund when foreign securities trade while ADRs are not trading due to markets being closed in the United States.

The net asset value per share of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund’s assets attributed to a specific class less all liabilities attributed to the specific class, by the number of outstanding shares of the class. When a ProFund experiences net shareholder inflows, it generally records investment transactions on the business day after the transaction order is placed. When a ProFund experiences net shareholder outflows, it generally records investment transactions on the business day the transaction order is placed. This is intended to deal equitably with related transaction costs by having them borne in part by the investor generating those costs for the ProFund.

The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ or National Market System (“NMS”), are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for The National Association of Securities Dealers (“NASD”) traded securities). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or

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system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC (other than those traded on the NASDAQ) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a ProFund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, the net asset value of ProFunds that hold these securities) may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the net asset value of the ProFunds, may not take place contemporaneously with the determination of the prices of foreign securities used in net asset value calculations.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there is no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior to the time at which a ProFund calculates net asset value. Alternatively, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

PROFUNDS

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. The Advisor may serve as an investment manager to a number of clients, including other investment companies, private accounts or funds. The Advisor may place a combined order for two or more accounts it manages, including a ProFund, engaged in the purchase or sale of the same security or instrument. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

The policy of each ProFund regarding purchases and sales of securities for a ProFund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a ProFund’s policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing

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portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor’s other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor’s expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

In accordance with Rule 12b-1(h) under the 1940 Act, the Advisor will not enter into any agreement or other understanding – whether written or oral – under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a ProFund’s shares. Therefore, in selecting brokers to effect transactions in ProFunds’ portfolio securities, the Advisor may not consider the broker’s promotional or sales efforts. In accordance with Rule 12b-1(h), the Advisor may direct portfolio securities transactions to a broker to execute, clear or settle transactions in portfolio securities when such broker also promotes or sells shares issued by a ProFund, because the ProFunds have implemented policies and procedures that are reasonably designed to prevent (i) the persons responsible for selecting broker-dealers to effect transactions in fund portfolio securities transactions from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts and (ii) the ProFunds, the Advisor and ProFund Distributors, Inc. (the “Distributor”) from entering into any agreement or other understanding under which the ProFunds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of the fund shares.

The nature of the ProFunds may cause the ProFunds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFunds’ investors.

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MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004)	ProFunds (137) Access One Trust (8)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProFunds (137) Access One Trust (8)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	ProFunds (137) Access One Trust (8)	None

*	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present April 1997 to February 2003	President of the Advisor (May 1997 to present).

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Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Calvert Group, Ltd.: Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002).

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Assistant Secretary	Indefinite; April 2006 to present	Assistant Vice President, ProFund Advisors LLC, December 2002 to present; Not employed, November 2002; Vice President, FBR National Bank & Trust May 2000 through October 2002; Vice President and Secretary of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc., October 1995 through October 2002.

Karl W. Saur 100 Summer Street Suite 1500 Boston, MA 02110 Birth Date: 2/61	Assistant Secretary	Indefinite; April 2006 to present	BISYS Fund Services Senior Counsel (May 2005 to present); Vice President and Compliance Manager, Communications, of Putnam Retail Management (July 1997 to March 2004).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	BISYS Fund Services: Vice President of Financial Services (April 2002 to present); KPMG LLP: Senior Manager (August 1993 to March 2002).

John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/67	Vice President	Indefinite; August 1999 to present	BISYS Fund Services: Director of Client Services (February 1997 to present).

Audit Committee

The Board of Trustees has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds and Wachs. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. The Audit Committee held three (3) meetings during the fiscal year ended December 31, 2005.

Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2005.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Russell S. Reynolds, III	None	None
Michael C. Wachs	None	None
Interested Trustee
Michael L. Sapir	None	$10,001-$50,000

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As of [    ], 2006, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

No independent Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2005.

No independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

No independent Trustee (or an immediate family member thereof) during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Trust;

•	an officer of the Trust;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	the Advisor or the principal underwriter of the ProFunds,

•	an officer of the Advisor or the principal underwriter of the ProFunds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

Trustee Compensation

For the fiscal year ended December 31, 2005, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Trust*	Pension or Retirement Benefits Accrued as Part of Trust Expenses**	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$33,641.20	$0	$0	$44,000
Michael C. Wachs, Trustee	$33,641.20	$0	$0	$44,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

*	The Trust, together with other funds in the Fund Complex advised by the Advisor for which a Trustee serves as director or trustee, pays each Independent Trustee compensation for his services as Trustee at the annual rate of $35,000. Trustees also receive $1,500 for attending special meetings and $500 per telephonic meeting. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the Trust for performing the duties of their offices.

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**	The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

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PROFUND ADVISORS LLC

Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor dated October 28, 1997 and most recently amended and restated as of March 10, 2005 (the “Agreement” or “Advisory Agreement”), each ProFund pays the Advisor a fee at an annualized rate of [ ]% of its average daily net assets The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor has managed the ProFunds since their inception and also manages other similar investment vehicles. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D., who may be deemed to control the Advisor. The Advisor’s address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. The Advisor also serves as the investment adviser to each series of Access One Trust.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds. These services include, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. Other duties and services performed by the Advisor under the Management Services Agreement include, but are not limited to, negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of Trustees regarding service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees

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of the Advisor to serve as officers and Trustees of the Trust. For these services, the ProFunds pay to ProFunds Advisors a fee at the annual rate of [ ]% of its average daily net assets.

ProFund Advisors Portfolio Manager Compensation

ProFund Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the firm’s overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, a pooled investment vehicle. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each team on which each portfolio manager acts, as of December 31, 2005 or as otherwise noted.

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)	Number of Other Pooled Investment Vehicles (Total Assets)	Number of Other Accounts (Total Assets)
Agustin Fleites	93 ($6,911,396,703)	1 ($26,100,000)	0
George Foster	93 ($6,911,396,703)	1 ($26,100,000)	0
Elisa Petit	35 ($3,654,982,474)	0	0
Michael Neches	49 ($2,236,996,328)	0	0
Howard Rubin	44 ($4,674,400,376)	0	0
Hratch Najarian	49 ($2,236,996,328)	0	0
Christian Saarbach	5 ($727,644,971)	0	0
Erik Benke	33 ($3,575,146,975)	0	0
Adam Croll	33 ($3,575,146,975)	0	0
Ryan Dofflemeyer	5 ($727,644,971)	0	0

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the ProFunds family of investment companies as of December 31, 2005 or as otherwise noted.

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Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family
Agustin Fleites	$0	$0
George Foster	$0	$0
Hratch Najarian	$0	$0
Michael Neches	$0	$0
Elisa Petit	$0	$0
Howard Rubin	$0	$0
Christian Saarbach	$0	$0
Erik Benke	$0	$0
Adam Croll	$0	$0
Ryan Dofflemeyer	$0	$0

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CODES OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a code of ethics (each a “COE” and collectively, the “COEs”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds. There can be no assurance that the COEs will be effective in preventing such activities. The COEs permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis. Advisor personnel subject to the Advisor’s COE are also required to report transactions in registered open-end investment companies advised or sub-advised by the Advisor. The COEs are on file with the SEC and are available to the public.

PROXY VOTING POLICY AND PROCEDURES FOR PROFUNDS

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the ProFunds, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s

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management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between the ProFunds’ shareholders and the Advisor, the underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the ProFunds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 888-776-1972, (2) on the ProFunds web site, and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS OF PROFUNDS

A complete schedule of each ProFund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. Portfolio holdings information may be made available prior to its public availability (“Non-Standard Disclosure”) as frequently as daily ProFund Advisors LLC, BISYS Fund Services, UMB Bank, N.A., ProFunds Distributors, Inc. (collectively, the “Service Providers”) and as frequently as weekly to certain non-service providers (including rating agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the ProFunds or performing due diligence and asset allocation). A recipient of Non-Standard Disclosure must sign a confidentiality agreement as required by applicable law in which the recipient agrees that the information will be kept confidential, be used only for a legitimate business purpose and not be used for trading. Recipients are required to have systems and procedures in place to ensure that the confidentiality agreement will be honored. Neither the ProFunds nor the Advisor may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Non-Standard Disclosure may be authorized by the ProFunds’ Chief Compliance Officer (“CCO”) or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor, such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The length of lag between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will review the Policy annually. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy. As of the date of this SAI, no parties other than the Trust’s Service Providers receive non-standard disclosure.

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ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Distributor. BISYS acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

The Trust pays BISYS an annual fee for its services as Administrator based on the aggregate average net assets of all series of the Trust. This fee ranges from 0.05% of the Trust’s average monthly net assets up to $2 billion to 0.005% of the Trust’s average monthly net assets in excess of $10 billion on an annual basis.

BISYS Funds Services, Inc. (“BFSI”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an affiliate of BISYS and the Distributor. BFSI acts as fund accounting agent for each series of the Trust. The Trust pays BFSI an annual base fee, plus asset based fees, for its services as fund accounting agent. The asset based fees range from 0.10% of the Trust’s average monthly net assets up to $1 billion to 0.00375% of the Trust’s average monthly net assets in excess of $10 billion, on an annual basis.

BFSI also acts as transfer agent for each series of the Trust, for which BFSI receives additional fees.

Various brokers have been authorized to receive purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive and accept purchase orders and receive redemption orders on a ProFund’s behalf. Each ProFund will be deemed to have received and accepted a purchase order or received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order. Customer orders will be priced at a ProFund’s net asset value next computed after they are received from an authorized broker or the broker’s authorized designee and, in the case of purchase orders, accepted by the ProFund.

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CUSTODIAN

UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106.

For each of the ProFunds, the applicable custodian, among other things, maintains a custody account or accounts in the name of each ProFund; receives and delivers all assets for each ProFund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund and pays all expenses of the ProFunds. For its services, each custodian receives an asset-based fee and transaction charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[    ] serves as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year and provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. [    ] address is [    ].

LEGAL COUNSEL

Ropes & Gray LLP serves as counsel to the ProFunds. The firm’s address is One International Place, Boston, Massachusetts 02110-2624.

DISTRIBUTOR

ProFunds Distributors, Inc., an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states, the District of Columbia and Puerto Rico and offers shares of ProFunds on a continuous basis. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor, other than amounts received pursuant to the Distribution and Shareholder Service (12b-1) Plan. ProFunds Distributors, Inc.’s address is 3435 Stelzer Road, Columbus, OH 43219.

DISTRIBUTION AND SERVICE (12b-1) PLAN (SERVICE CLASS SHARES)

The Board of Trustees has approved a Distribution and Service Plan under which the ProFunds may pay financial intermediaries such as broker-dealers (“Authorized Firms”) up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution-related activities with respect to Service Class Shares and shareholder services (the “Service Class Plan”). Under the Service Class Plan, the Trust or ProFunds Distributors, Inc. (the “distributor”) may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class Shares of the ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Advisor, the Distributor and other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds for distribution related activities or the provision of shareholder services not otherwise covered by the Service Class Plan.

The Service Class Plan is operated as a “compensation” plan, as payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Service Class Plan in connection with their annual consideration of the Service Class Plan’s renewal. The Service Class Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of the Distributor, securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing

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sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment “sweep” functions; and (13) furnishing investment advisory services.

The Service Class Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Class Plan or the related Distribution and Service Agreements. All material amendments of the Service Class Plan must also be approved by the Trustees in the manner described above. The Service Class Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Class Shares of a ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class Shares of a ProFund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Service Class Plan will benefit each ProFund and holders of Service Class Shares of each ProFund. In the Trustees’ quarterly review of the Service Class Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Service Class Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. Authorized Firms may pay broker-dealers (including, for avoidance of doubt, the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals a fee as compensation for service and distribution-related activities and/or shareholder services.

REVENUE SHARING ARRANGEMENTS

As disclosed in the Prospectus, the Advisor and the Distributor may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of the ProFunds and for other services such as those described in the Prospectus. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

For the year ended December 31, 2005, the Advisor made additional payments for the purposes described above of approximately $150,000 with respect to all funds in the complex of funds managed by the Advisor.

ADMINISTRATIVE SERVICES

The ProFunds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the ProFunds. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the ProFunds via omnibus accounts, bank common or collective trust funds, employee benefit plans or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the ProFunds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide transfer agency, administrative services and other services with respect to the ProFunds. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Because of the relatively higher volume of transactions in ProFunds, generally, ProFunds are authorized to pay higher administrative service fees than might be the case for more traditional mutual funds. To the extent any of these fees are paid by the ProFunds, they are included in the amount appearing opposite the caption “Other Expenses” under “Annual Fund Operating Expenses” in the expense tables contained in the Prospectus. In addition, the Advisor or Distributor may compensate such financial intermediaries or their agents directly or indirectly for such services. Compensation paid by the Advisor or Distributor out of their own resources for such services is not reflected in the fees and expenses outlined in the fee table for each ProFund.

For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of each ProFund that are invested in such ProFund through the financial intermediary account, and/or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account, and/or (iii) minimum account fees. The financial

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intermediary may impose other account or service charges to a ProFund or directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

COSTS AND EXPENSES

Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include, without limitation: the investment advisory fee, the management services fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses; brokerage and transaction fees; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and independent Trustees’ fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

ProFunds (the “Trust”) is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future.

All shares of the ProFunds are freely transferable. Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

CAPITALIZATION

As of [    ], 2006, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of any ProFund (or class of shares thereof) described in this SAI.

A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund (or class of shares thereof) may be deemed a “control person” (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of

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shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each of the ProFunds intends to be taxed each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”); and (2) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the market value of the ProFund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in (i) the securities (other than those of the U.S. Government or the regulated investment companies) of any one issuer or of two or more issuers which such ProFund controls and which are engaged in the same, similar, or related trades or businesses, or (ii) the securities of one or more qualified publicly traded partnerships (as defined below). In the case of each ProFund’s investments in loan participations, such ProFund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in (a) in the paragraph above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90%of its income from the Qualifying Income described in (a) in the paragraph above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (b) in the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

If, in any taxable year, a ProFund were to fail to qualify as a RIC under the Code or fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. If a ProFund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund might be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.

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Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement.

MARKET DISCOUNT

If a ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

ORIGINAL ISSUE DISCOUNT

Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS AND SWAPS

Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a ProFund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, a ProFund may elect to treat foreign currency gains or losses arising from certain section 1256 contracts as ordinary in character (See Section 988 Gains & Losses). Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In addition, the tax treatment of a payment made or received on a ProFund’s swap, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by the ProFunds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from

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the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

Under certain circumstances, each ProFund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon each ProFund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on each ProFund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to transactions if such transaction is closed before the end of the 30th day after the close of the ProFund’s taxable year and the ProFund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. “Appreciated financial position” excludes any position that is “marked to market” as described above.

PASSIVE FOREIGN INVESTMENT COMPANIES

The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called “excess distribution” with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN TAXES

Each ProFund may be subject to certain taxes imposed by the countries in which it invests or operates. If a ProFund qualifies as a RIC and if more than 50% of the value of each ProFund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, such ProFund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the ProFund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the ProFund’s shareholders. For any year for which a ProFund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by that ProFund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. No credit may be claimed with respect to ProFund shares that have been held less than 16 days. In any year in which it elects to “pass through” foreign taxes to shareholders, a ProFund will notify shareholders within 60 days after the close of the ProFund’s taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of each ProFund’s income flows through to its shareholders. With respect to each ProFund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied

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separately to foreign source passive income, including foreign source passive income received from a ProFund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by each ProFund. The foreign tax credit can be applied to offset the alternative minimum tax imposed on corporations and individuals, and, for individuals, foreign taxes may not be deducted in computing the alternative minimum tax. If the ProFund is not eligible to make the election to “pass-through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce its investment company taxable income, and the distribution by the ProFund will be treated as U.S. source income.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

SECTION 988 GAINS OR LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time each ProFund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the ProFund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. In certain circumstances, a ProFund may elect to treat any foreign currency gain or loss attributable to a forward contract, a futures contract or option as capital gain or loss. Furthermore, a ProFund may elect to treat foreign currency gain or loss arising from certain section 1256 contracts as ordinary in character. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of each ProFund’s investment company taxable income available to be distributed to its shareholders as ordinary income and may affect the timing and character of distributions. If section 988 losses exceed other investment company taxable income during a taxable year, a ProFund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her ProFund shares.

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the corporate alternative minimum tax may disallow the dividends received deduction in certain circumstances. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the ProFund’s current and accumulated earnings and profits. Taxes on distributions of capital gains are determined by how long the ProFund has owned (or is treated as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, from the sale of investments that a ProFund has owned (or is treated as having owned) for more than one year that are properly designated by the ProFund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund’s shares. Distributions of capital gains are generally made after applying any available capital loss carryforwards. Capital Gain Dividends are not eligible for the dividends received deduction. Distributions of gains from the sale of investments that a ProFund owned for one year or less will be taxable as ordinary income.

The long term capital gain rates, applicable to non-corporate shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income brackets) for taxable years beginning before January 1, 2009.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder’s address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

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A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

A dividend or Capital Gain Dividend with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan. Shareholders should consult their tax advisors to determine the suitability of shares of a ProFund as an investment through such plans and the precise effect of an investment on their particular situation.

QUALIFIED DIVIDEND INCOME

For taxable years beginning before January 1, 2009, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a ProFund shareholder to be qualified dividend income, the ProFund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the ProFund’s shares. A dividend will not be treated as qualified dividend income (at either the ProFund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The ProFunds do not expect that a significant portion of their distributions will be derived from qualified dividend income.

In general, distributions of investment income designated by a ProFund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such ProFund’s shares. In any event, if the aggregate qualified dividends received by a ProFund during any taxable year are 95% or more of its gross income, then 100% of the ProFund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

DISPOSITION OF SHARES

Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund’s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

Each ProFund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders at the rate of 28%. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

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NON-U.S. SHAREHOLDERS

In general, dividends (other than Capital Gain Dividends) paid by a ProFund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the American Jobs Creation Act of 2004 (the “2004 Act”), until January 1, 2008, the ProFunds are not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, to the extent such distributions are properly designated by the ProFunds, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the ProFunds.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the ProFunds or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the

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redeeming shareholders’ portion of the ProFund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the ProFund’s distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

TAX SHELTER DISCLOSURE

Under recently enacted Treasury Regulations, if a shareholder recognizes a loss on a disposition of a ProFund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

From time to time, each of the ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Before-Tax Performance. All pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds’ distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

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COMPARISONS OF INVESTMENT PERFORMANCE

Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor’s Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the Board of Trade of the City of New York, Inc., the Nikkei Stock Average, the Paris CAC 40 and Deutsche Aktien Index, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund’s investment performance. In particular, performance information for the ProFunds may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones U.S. Index, the Russell 2000 Index and the NASDAQ-100 Index®, among others.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. (“Lipper”), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. Broad-based Lipper groupings may be used for comparison to any of the ProFunds.

Information about the performance of the ProFunds will be contained in the ProFunds’ annual and semiannual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services, Dominion Rating Services and Thomson Bank Watch represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information

The ProFunds are not sponsored, endorsed, sold, or promoted by the New York Stock Exchange, NASDAQ, Dow Jones, The Bank of New York, (the “Index Providers”) nor do the Index Providers make any representations regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the “Indices”), to track general stock market performance.

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“NASDAQ-100 Index®” is a trademark of the NASDAQ Stock Markets, Inc. (“NASDAQ”). “Dow Jones, “Dow 30,” “Dow Jones Industrial Average,” “DJIA,” and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

An index provider’s only relationship to the ProFunds is the licensing of certain trademarks and trade names. The index providers have no obligation to take the needs of the ProFunds or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The index providers are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The index providers have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

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“Dow Jones” and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote ProFunds.

•	Recommend that any person invest in the ProFunds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds.

•	Consider the needs of the ProFunds or investors in the ProFunds in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds, investors in the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

“BNY,” “The Bank of New York Latin America 35 ADR Index” and “The Bank of New York ADR Index” are service marks of The Bank of New York and have been licensed for use for certain purposes by ProFund Advisors. ProFund Advisors’ trading of securities or calculations based on the Indexes named above are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of any securities or any member of the public regarding the advisability of investing in financial products generally or in the Indexes’ underlying securities particularly, the ability of the ADR Indexes to track market performance or the suitability or appropriateness of the Indexes’ securities for such purchasers, owners or such member of the public. The relationship between The Bank of New York, on one hand, and ProFund Advisors, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and of The Bank of New York Latin America 35 ADR Index and The Bank of New York ADR Index, which indexes are determined, composed and calculated by The Bank of New York without regard to ProFund Advisors or the Indexes’ underlying securities. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of ProFund Advisors or the purchasers or owners of the Indexes’ underlying securities into consideration in determining, composing or calculating the ADR Indexes named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the Indexes’ underlying securities or in the determination or calculation of the equation by which the securities are to be converted into cash. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the Indexes’ underlying securities. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROFUND ADVISORS, PURCHASERS OR OWNERS OF THE INDEXES’ UNDERLYING SECURITIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR

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CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

No information is presented for the ProFunds because they had not commenced investment operations as of December 31, 2005

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECUTS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

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APPENDIX A

PROFUNDS EUROPE 30 INDEX

As of March 31, 2006

Name	Ticker	Type	Industry	Country
AU OPTRONICS CORP	AUO	ADR	Electronics	TAIWAN
BHP BILLITON LTD	BHP	ADR	Mining	AUSTRALIA
CNOOC LTD	CEO	ADR	Oil&Gas	HONG KONG
CHINA MOBILE HK LTD	CHL	ADR	Telecommunications	HONG KONG
CHUNGHWA TELECOM CO LTD	CHT	ADR	Telecommunications	TAIWAN
CREATIVE TECHNOLOGY LTD	CREAF	Common Stock	Computers	SINGAPORE
CTRIP.COM INTERNATIONAL	CTRP	ADR	Internet	CHINA
CHINA YUCHAI INTL LTD	CYD	Common Stock	Auto Parts&Equipment	SINGAPORE
FLEXTRONICS INTL LTD	FLEX	Common Stock	Electronics	SINGAPORE
ICICI BANK LTD	IBN	ADR	Banks	INDIA
INFOSYS TECHNOLOGIES	INFY	ADR	Software	INDIA
KOOKMIN BANK	KB	ADR	Banks	SOUTH KOREA
KOREA ELEC POWER CORP	KEP	ADR	Electric	SOUTH KOREA
KT CORP	KTC	ADR	Telecommunications	SOUTH KOREA
LG.PHILIPS LCD CO LTD	LPL	ADR	Electronics	SOUTH KOREA
NAM TAI ELECTRONICS INC	NTE	Common Stock	Electronics	HONG KONG
NETEASE.COM INC	NTES	ADR	Internet	CHINA
PACIFICNET INC	PACT	Common Stock	Computers	HONG KONG
POSCO	PKX	ADR	Iron/Steel	SOUTH KOREA
PETROCHINA CO LTD	PTR	ADR	Oil&Gas	CHINA
SATYAM COMPUTER SERVICES	SAY	ADR	Software	INDIA
SINA CORP	SINA	Common Stock	Internet	CHINA
SK TELECOM CO LTD	SKM	ADR	Telecommunications	SOUTH KOREA
SHANDA INTERACTIVE ENTER	SNDA	ADR	Internet	CHINA
CHINA PETROLEUM & CHEM	SNP	ADR	Oil&Gas	CHINA
SOHU.COM INC	SOHU	Common Stock	Internet	CHINA
TOMMY HILFIGER CORP	TOM	Common Stock	Apparel	HONG KONG
TAIWAN SEMICONDUCTOR	TSM	ADR	Semiconductors	TAIWAN
UNITED MICROELECTRONICS	UMC	ADR	Semiconductors	TAIWAN
W IPRO LTD	WIT	ADR	Software	INDIA

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom

A-1

APPENDIX B

PROFUNDS ASIA 30 INDEX

As of March 31, 2006

Name	Ticker	Type	Industry	Country
AU OPTRONICS CORP	AUO	ADR	Electronics	TAIWAN
BHP BILLITON LTD	BHP	ADR	Mining	AUSTRALIA
CNOOC LTD	CEO	ADR	Oil&Gas	HONG KONG
CHINA MOBILE HK LTD	CHL	ADR	Telecommunications	HONG KONG
CHUNGHWA TELECOM CO LTD	CHT	ADR	Telecommunications	TAIWAN
CREATIVE TECHNOLOGY LTD	CREAF	Common Stock	Computers	SINGAPORE
CTRIP.COM INTERNATIONAL	CTRP	ADR	Internet	CHINA
CHINA YUCHAI INTL LTD	CYD	Common Stock	Auto Parts&Equipment	SINGAPORE
FLEXTRONICS INTL LTD	FLEX	Common Stock	Electronics	SINGAPORE
ICICI BANK LTD	IBN	ADR	Banks	INDIA
INFOSYS TECHNOLOGIES	INFY	ADR	Software	INDIA
KOOKMIN BANK	KB	ADR	Banks	SOUTH KOREA
KOREA ELEC POWER CORP	KEP	ADR	Electric	SOUTH KOREA
KT CORP	KTC	ADR	Telecommunications	SOUTH KOREA
LG.PHILIPS LCD CO LTD	LPL	ADR	Electronics	SOUTH KOREA
NAM TAI ELECTRONICS INC	NTE	Common Stock	Electronics	HONG KONG
NETEASE.COM INC	NTES	ADR	Internet	CHINA
PACIFICNET INC	PACT	Common Stock	Computers	HONG KONG
POSCO	PKX	ADR	Iron/Steel	SOUTH KOREA
PETROCHINA CO LTD	PTR	ADR	Oil&Gas	CHINA
SATYAM COMPUTER SERVICES	SAY	ADR	Software	INDIA
SINA CORP	SINA	Common Stock	Internet	CHINA
SK TELECOM CO LTD	SKM	ADR	Telecommunications	SOUTH KOREA
SHANDA INTERACTIVE ENTER	SNDA	ADR	Internet	CHINA
CHINA PETROLEUM & CHEM	SNP	ADR	Oil&Gas	CHINA
SOHU.COM INC	SOHU	Common Stock	Internet	CHINA
TOMMY HILFIGER CORP	TOM	Common Stock	Apparel	HONG KONG
TAIWAN SEMICONDUCTOR	TSM	ADR	Semiconductors	TAIWAN
UNITED MICROELECTRONICS	UMC	ADR	Semiconductors	TAIWAN
WIPRO LTD	WIT	ADR	Software	INDIA

ELIGIBLE COUNTRIES INCLUDE AUSTRALIA, NEW ZEALAND, HONG KONG, INDONESIA, MALAYSIA, PHILIPPINES, SINGAPORE, SOUTH KOREA, TAIWAN, THAILAND, INDIA, AND CHINA.

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APPENDIX C

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA (“DBRS”) — BOND AND LONG TERM DEBT RATINGS:

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has

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for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P’S MUNICIPAL BOND RATINGS:

AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S MUNICIPAL BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

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PROFUNDS

Part C

Other Information

ITEM 23. Exhibits

(a)(1)	Certificate of Trust of ProFunds (the “Registrant”) (1)

(a)(2)	First Amended Declaration of Trust of the Registrant (2)

(a)(3)	Form of Establishment and Designation of Series dated February 18, 1998 (5)

(a)(4)	Form of Establishment and Designation of Series dated February 23, 1999 (5)

(a)(5)	Form of Establishment and Designation of Eleven Series dated October 15, 1999 (6)

(a)(6)	Form of Establishment and Designation of Three Series (7)

(a)(7)	Form of Establishment and Designation of Seventeen Series (8)

(a)(8)	Form of Establishment and Designation of Series (9)

(a)(9)	Form of Amended Designation of Series (9)

(a)(10)	Form of Establishment and Designation of Four Series (10)

(a)(11)	Form of Establishment and Designation of Series (11)

(a)(12)	Form of Establishment and Designation of Series (12)

(a)(13)	Form of Amended Designation of Series dated January 22, 2001 (14)

(a)(14)	Form of Amended Designation of Series dated May 1, 2001 (14)

(a)(15)	Form of Establishment and Designation of One Series (14)

(a)(16)	Form of Establishment and Designation of Twelve Series (15)

(a)(17)	Form of Establishment and Designation of Six Series (16)

(a)(18)	Form of Establishment and Designation of Six Series (16)

(a)(19)	Form of Amended Designation of Series dated May 1, 2002 (16)

(a)(20)	Form of Establishment and Designation of Two Series (17)

(a)(21)	Form of Establishment and Designation of Two Series (17)

(a)(22)	Establishment and Designation of Two Series (22)

(a)(23)	Establishment and Designation of Series (20)

(a)(24)	Form of Amended Designation of Series (22)

(a)(25)	Establishment and Designation of Six Series (23)

(a)(26)	Establishment and Designation of Series (24)

(a)(27)	Establishment and Designation of Series (25)

(a)(28)	Establishment and Designation of Fourteen Series (30)

(a)(29)	Establishment and Designation of Forty-Six Series (34)

(b)	By-laws of Registrant (2)

(c)	Not Applicable

(d)(1)	Form of Investment Advisory Agreement (2)

(d)(2)	Investment Advisory Agreement for Cash Management Portfolio (7)

(d)(3)	Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (7)

(d)(4)	Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)

(d)(5)	Amended and Restated Investment Advisory Agreement dated March 10, 2005, between the Registrant and ProFund Advisors LLC (27)

(d)(6)	Revised Schedule A to Amended and Restated Investment Advisory Agreement, dated as of March 14, 2006 (32)

(d)(7)	Amended and Restated Expense Limitation Agreement between the Registrant and ProFund Advisors LLC dated as of March 10, 2005 (27)

(d)(8)	Revised Schedule A to the Amended and Restated Expense Limitation Agreement, dated as of January 1, 2005 and amended as of March 14, 2006 (32)

(e)(1)	Amended and Restated Distribution Agreement, dated as of January 1, 2004 and amended and restated as of October 7, 2005 (32)

(e)(2)	Revised Schedule A to the Distribution Agreement, dated as of March 14, 2006 (32)

(e)(3)	Class A Distribution Agreement dated as of March 10, 2005 (with Revised Schedule A, dated as of March 14, 2006) (32)

(e)(4)	Form of Dealer Agreement with respect to Investor Class Shares (20)

(f)	Not Applicable

(g)(1)	Custody Agreement with UMB Bank, N.A. (“UMB”) (32)

(g)(2)	Form of Foreign Custody Manager Delegation Agreement (10)

(g)(3)	Form of Revised Fee Schedule to the Custody Agreement between the Registrant and UMB (31)

(h)(1)(i)	Transfer Agency Agreement (32)

(h)(1)(ii)	Amendment to Transfer Agency Agreement (32)

(h)(1)(iii)	Revised Schedule A to the Transfer Agency Agreement, dated March 14, 2006 (32)

(h)(1)(iv)	Revised Schedule B to the Transfer Agency Agreement, dated April 27, 2005 (32)

(h)(1)(v)	Amendment to Transfer Agency Agreement between the Registrant, Access One Trust and BISYS Fund Services Limited Partnership (“BISYS”) (32)

(h)(2)	Administration Agreement (32)

(h)(3)	Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company’s Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996

(h)(4)	Amendment to the Administration Agreement between the Registrant and BISYS, dated October 5, 2004 (32)

(h)(5)	Amendment to the Administration Agreement between the Registrant, Access One Trust and BISYS, dated December 15, 2004 (32)

(h)(6)	Amendment to the Administration Agreement between the Registrant, Access One Trust and BISYS, dated December 16, 2005 (32)

(h)(7)	Revised Schedule A to the Administration Agreement between the Registrant and BISYS, dated March 14, 2006 (32)

(h)(8)(i)	Fund Accounting Agreement dated January 1, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. (27)

(h)(8)(ii)	Schedule A to the Fund Accounting Agreement, dated as of March 14, 2006 (32)

(h)(9)(i)	Amended and Restated Management Services Agreement restated as of September 21, 2005 between the Registrant and ProFund Advisors LLC (31)

(h)(9)(ii)	Revised Schedule A to the Amended and Restated Management Services Agreement dated March 14, 2006 between the Registrant and ProFund Advisors LLC (32)

(h)(9)(iii)	Schedule B to the Amended and Restated Management Services Agreement (31)

(h)(10)	Form of Omnibus Fee Agreement with BISYS (2)

(h)(11)	Form of Amendment to Omnibus Fee Agreement (6)

(h)(12)	Form of Participation Agreement (18)

(h)(13)	Form of Administrative Services Agreement (6)

(i)	Opinion and Consent of Counsel to the Registrant – to be filed by amendment

(j)(1)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment

(k)	None

(l)	Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)

(m)(1)	Distribution Plan for ProFunds VP (6)

(m)(1)(i)	Revised Schedule A to the Distribution Plan for ProFunds VP (32)

(m)(2)	Form of Shareholder Services Agreement for ProFunds VP (20)

(m)(3)	Amended and Restated Distribution and Service Plan (32)

(m)(3)(i)	Revised Schedule A to the Amended and Restated Distribution and Service Plan, dated as of March 14, 2006 (32)

(m)(4)	Form of Distribution and Shareholder Services Agreement for NASD Registered Members (20)

(m)(5)	Form of Distribution and Shareholder Services Agreement for Non-NASD Registered Members (20)

(m)(6)	Distribution and Shareholder Services Plan relating to the Registrant with respect to the Class A shares of the Registrant (27)

(n)(1)	Form of Amended and Restated Multiple Class Plan (15)

(n)(2)	Revised Schedule A to Amended and Restated Multiple Class Plan (32)

(o)(1)	Powers of Attorney of Trustees and Officers of Scudder Cash Management Portfolio (27)

(o)(2)	Powers of Attorney of Trustees and Officers of ProFunds (33)

(p)(1)	Code of Ethics of Registrant (32)

(p)(2)	Code of Ethics of ProFund Advisors LLC (32)

(p)(3)	Code of Ethics of BISYS and Certain Affiliated Companies of BISYS, including ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.) (32)

(p)(4)	Code of Ethics of Deutsche Asset Management (27)

(1)	Filed with initial registration statement.
(2)	Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.
(3)	Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.
(4)	Previously filed on March 2, 1999 as part of Post-Effective Amendment No. 4 and incorporated by reference herein.
(5)	Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.

(6)	Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.
(7)	Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.
(8)	Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.
(9)	Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.
(10)	Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.
(11)	Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.
(12)	Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.
(13)	Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.
(14)	Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.
(15)	Previously filed on June 20, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.
(16)	Previously filed on April 30, 2002 as part of Post-Effective Amendment No. 21 and incorporated by reference herein.
(17)	Previously filed on July 2, 2002 as part of Post-Effective Amendment No. 22 and incorporated by reference herein.
(18)	Previously filed on February 28, 2003 as part of Post-Effective Amendment No. 23 and incorporated by reference herein.
(19)	Previously filed on April 30, 2003 as part of Post-Effective Amendment No. 24 and incorporated by reference herein.
(20)	Previously filed on February 20, 2004 as part of Post-Effective Amendment No. 29 and incorporated by reference herein.
(21)	Previously filed on April 29, 2004 as part of Post-Effective Amendment No. 30 and incorporated by reference herein.
(22)	Previously filed on July 1, 2004 as part of Post-Effective Amendment No. 31 and incorporated by reference herein.
(23)	Previously filed on November 19, 2004 as part of Post-Effective Amendment No. 32 and incorporated by reference herein.
(24)	Previously filed on February 7, 2005 as part of Post-Effective Amendment No. 35 and incorporated by reference herein.
(25)	Previously filed on February 17, 2005 as part of Post-Effective Amendment No. 36 and incorporated by reference herein.
(26)	Previously filed on February 25, 2005 as part of Post-Effective Amendment No. 37 and incorporated by reference herein.
(27)	Previously filed on April 29, 2005 as part of Post-Effective Amendment No. 38 and incorporated by reference herein.
(28)	Previously filed on May 13, 2005 as part of Post-Effective Amendment No. 40 and incorporated by reference herein.

(29)	Previously filed on July 27, 2005 as part of Post Effective Amendment No. 42 and incorporated by reference herein.
(30)	Previously filed on January 12, 2006 as part of Post Effective Amendment No. 43 and incorporated by reference herein.
(31)	Previously filed on February 24, 2006 as part of Post Effective Amendment No. 44 and incorporated by reference herein.
(32)	Previously filed on March 28, 2006 as part of Post Effective Amendment No. 45 and incorporated by reference herein.
(33)	Previously filed on April 26, 2006 as part of Post Effective Amendment No. 46 and incorporated by reference herein.
(34)	Filed herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

None.

ITEM 25. Indemnification

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections of Investment Adviser

ProFund Advisors LLC, is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management is hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811- 6071). For additional information, please see the Trust’s Statements of Additional Information.

ITEM 27. Principal Underwriter

(a) ProFunds Distributors, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 acts as principal underwriter for the Registrant and Access One Trust.

(b) The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

Name	Positions and Offices with Distributor	Positions and Offices with Registrant
Richard F. Froio	President and Director	None

Elliott Dobin	Secretary	None

Edward Pike	Financial and Operations Principal	None

Brian Bey	Vice President, Director and Assistant Compliance Officer	None

James L. Smith	Vice President, Director and Chief Compliance Officer	None

(c) Not applicable.

ITEM 28. Location of Accounts and Records

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

(1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager);

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 100 Summer Street, Boston, Massachusetts 02110 (official records of the Trust and records produced by BISYS in its role as administrator, fund accountant, transfer agent and distributor).

(3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian).

ITEM 29. Management Services

None.

ITEM 30. Undertakings

(a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant’s outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on May 17, 2006.

PROFUNDS

/s/ Louis M. Mayberg
Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Michael L. Sapir Michael L. Sapir	Trustee, Chairman	May 17, 2006

/s/ Russell S. Reynolds, III Russell S. Reynolds, III*	Trustee	May 17, 2006

/s/ Michael Wachs Michael Wachs*	Trustee	May 17, 2006

/s/ Louis M. Mayberg Louis M. Mayberg	President	May 17, 2006

/s/ Troy A. Sheets Troy A. Sheets*	Treasurer	May 17, 2006

*By:	/s/ Steven Brancato
Steven Brancato
As Attorney-in-fact

May 17, 2006